AUL AMERICAN UNIT TRUST
Group Variable Annuity Contracts

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American United Life Insurance Company®
Updating Summary Prospectus For Exisiting Investors
www.oneamerica.com

The Date of this Prospectus is December 7, 2022

This Summary Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" of the "Company"). The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.oneamerica.com/prospectuses. You can also obtain this information at no cost by calling (800) 249-6269 or by sending an email request to investments.rs@oneamerica.com.

* * * * * * * * * * * *

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since your Contract was issued.

Total Fund Annual Operating Expenses

The Total Fund Annual Operating Expense table has been updated to reflect current minimum and maximum total operating expenses for the Funds, as follows:

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.02%	2.07%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Funds Available Under the Contract

The following funds have been added to the Contract:

American Century Small Cap Growth – Class R6
AMG Times Square Mid Cap Growth – Class Z
BlackRock Systematic Multi-Strategy – Class K
Fidelity Blue Chip Growth – Class K6
Invesco SteelPath MLP Income – Class R6
Janus Henderson Overseas – Class N
PGIM Global Total Return – Class R4
PIMCO RealPath Blend 2060 – Class Institutional
PIMCO RealPath Blend 2060 – Class Administrative
PIMCO International Bond (unhinged) – Class Institutional
Pioneer K – Class K

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.02% 0%	Maximum 1.25% 2.07% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $4,320
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Accounts	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
	You should review each Fund's prospectus before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/financial-strength-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
	• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.	Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account
Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.	Charges and Deductions
Exchanges	• Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.	Charges and Deductions

GLOSSARY OF TERMS

Various terms commonly used in this Summary Prospectus are defined as follows:

AUL – American United Life Insurance Company®

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

Fund Company – Any company in which the Registrant invests and which may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectus. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Fund's past performance is not necessarily an indication of future performance.

					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-148	Large Cap Blend	AB Core Opportunities R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.40	*	-14.24	8.76	11.63
06-GKC	Mid Cap Growth	AB Discovery Growth Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.64		-35.54	8.88
06-144	Mid Cap Growth	AB Discovery Growth R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.36		-36.07	8.09	10.01
06-149	Small Cap Value	AB Discovery Value R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.52		-14.69	4.39	9.08
06-GKF	Small Cap Value	AB Discovery Value Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.78		-14.09	5.14
06-3GC	World Bond	AB Global Bond Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.50		-9.86	0.46
06-4PJ	Balanced	AB Global Risk Allocation I: Class Inst Investment Advisor: AllianceBernstein LP.	1.01	*	-6.45	5.30	5.20
06-005	High Yield Bond	AB High Income Advisor: Class Adv Investment Advisor: AllianceBernstein LP.	0.59		-13.57	0.45	3.86
06-006	High Yield Bond	AB High Income R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.27		-14.17	-0.23	3.18
06-153	Foreign Value	AB International Value R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.50	*	-17.68	-2.40	2.86
06-3YR	Large Cap Growth	AB Large Cap Growth Advisor: Class Adv Investment Advisor: AllianceBernstein LP.	0.59		-19.73	13.92	15.83
06-3FY	Large Cap Growth	AB Large Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.53		-19.67	14.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKG	Small Cap Growth	AB Small Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.75		-37.90	10.20
06-146	Small Cap Growth	AB Small Cap Growth R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.49		-38.35	9.40	10.75
06-147	Foreign Growth	AB Sustainable Intl Thematic R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.54		-26.20	2.54	4.55
06-151	Large Cap Value	AB Value R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.41		-8.04	4.35	7.65
06-376		AB Sustainable International Thematic A: Class No Load Investment Advisor: AllianceBernstein LP.	1.23	*	-26.28	3.03	5.06
06-377		AB VPS International Value A: Class No Load Investment Advisor: AllianceBernstein LP.	0.9		-16.95	-1.64	3.58
06-378		AB VPS Small/Mid Cap Value A: Class No Load Investment Advisor: AllianceBernstein LP.	0.8		-14.02	5.14	9.93
06-515		Alger Small Cap Growth I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.95		-44.07	7.82	9.36
06-505	Balanced	Alger Balanced I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	1.09		-5.61	7.26	8.14
06-194	Large Cap Growth	Alger Capital Appreciation Instl I: Class Inst Investment Advisor: Fred Alger Management, LLC	1.12		-30.80	10.25	12.63
06-196	Large Cap Growth	Alger Capital Appreciation Instl R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.56		-31.11	9.76	12.11
06-510	Large Cap Growth	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.91		-30.41	10.84	13.03
06-3GX	Large Cap Growth	Alger Capital Appreciation Instl Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.75	*	-30.53	10.70
06-CPH	Large Cap Growth	Alger Capital Appreciation Z: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83	***	-30.63	10.62	12.96
06-500	Large Cap Growth	Alger Large Cap Growth I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.82	*	-34.89	11.97	12.43
06-3GY	Small Cap Growth	Alger Small Cap Focus Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83		-47.33	5.10
06-3MP	Small Cap Growth	Alger Small Cap Focus Z: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83		-47.32	5.10	9.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-197	Small Cap Growth	Alger Small Cap Growth Institutional I: Class Inst Investment Advisor: Fred Alger Management, LLC	1.24		-44.10	7.63	9.20
06-198	Small Cap Growth	Alger Small Cap Growth Institutional R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.73		-44.36	7.13	8.68
06-4YK	Intermediate Term Bond	Allspring Core Plus Bond R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.31	*	-11.28	1.99
06-3J7	Foreign Value	Allspring International Equity R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.8	*	-17.85	0.15
06-3J6	Mid Cap Value	Allspring Special Mid Cap Value R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.7		-4.17	8.12
06-3JF	Small Cap Value	Allspring Special Small Cap Value R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.85		-12.16	6.12
06-33X	Foreign Value	American Beacon International Eq Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.06		-15.64	0.28	4.09
06-33Y	Foreign Value	American Beacon International Eq R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.7	*	-15.32	0.68
06-34F	Small Cap Value	American Beacon Small Cp Val Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	1.15		-11.70	4.57	9.15
06-34C	Small Cap Value	American Beacon Small Cap Value R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	0.79		-11.42	4.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPT	Mgd Asset Allocation	American Century One Choice 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.42	*	-11.07	4.61
06-CPV	Mgd Asset Allocation	American Century One Choice 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.44	*	-12.09	4.92
06-CPW	Mgd Asset Allocation	American Century One Choice 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.47	*	-13.15	5.28
06-CPX	Mgd Asset Allocation	American Century One Choice 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.49	*	-14.32	5.64
06-CPY	Mgd Asset Allocation	American Century One Choice 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.52	*	-15.11	6.06
06-CRC	Mgd Asset Allocation	American Century One Choice 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-15.66	6.49
06-CRF	Mgd Asset Allocation	American Century One Choice 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-16.06	6.62
06-CRG	Mgd Asset Allocation	American Century One Choice 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-16.21	6.75
06-63X	Mgd Asset Allocation	American Century One Choice 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-16.27
06-CRH	Mgd Asset Allocation	American Century One Choice In Ret R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.4	*	-10.46	4.26
06-397		American Century VP Mid Cap Value II: Class B Investment Advisor: American Century Investment Management Inc	0.9	*	-2.17	6.61	10.97
06-425		American Century VP Discplnd Cor Val I: Class Inst Investment Advisor: American Century Investment Management Inc	0.7		-9.99	8.74	10.89
06-420		American Century VP International I: Class Inv Investment Advisor: American Century Investment Management Inc	0.99	*	-26.66	3.85	6.00
06-122		American Century VP Ultra® I: Class No Load Investment Advisor: American Century Investment Management Inc	0.79	*	-24.36	14.45	14.92
06-66V	Mgd Asset Allocation	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-11.19
06-66W	Mgd Asset Allocation	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-11.21
06-66X	Mgd Asset Allocation	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-12.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-66Y	Mgd Asset Allocation	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-13.85
06-67C	Mgd Asset Allocation	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-15.28
06-67F	Mgd Asset Allocation	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-16.05
06-67G	Mgd Asset Allocation	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-16.51
06-67H	Mgd Asset Allocation	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-16.91
06-67J	Mgd Asset Allocation	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-17.12
06-67K	Mgd Asset Allocation	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-17.20
06-67M	Mgd Asset Allocation	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-17.22
06-GKH	Short Term Bond	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.21		-5.30	1.54	1.44
06-460	Large Cap Value	American Century Discplnd Cor Val Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66		-9.84	8.82	10.91
06-697	Large Cap Growth	American Century Disciplined Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.25	*	-19.69	10.05	11.73
06-694	Large Cap Growth	American Century Disciplined Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1	*	-19.47	10.33	12.01
06-722	Intermediate Term Bond	American Century Diversified Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.84		-10.64	0.38	1.11
06-721	Intermediate Term Bond	American Century Diversified Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.59		-10.51	0.60	1.35
06-204	Diversified Emerging Markets	American Century Emerging Markets A: Class A Investment Advisor: American Century Investment Management Inc	1.5		-32.47	0.49	3.32
06-206	Diversified Emerging Markets	American Century Emerging Markets Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.25		-32.33	0.74	3.57
06-CPK	Diversified Emerging Markets	American Century Emerging Markets R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.9		-32.02	1.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-175	Large Cap Blend	American Century Equity Growth A: Class A Investment Advisor: American Century Investment Management Inc	0.91		-14.73	8.45	10.55
06-048	Large Cap Blend	American Century Equity Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66		-14.48	8.73	10.83
06-285	Large Cap Value	American Century Equity Income A: Class A Investment Advisor: American Century Investment Management Inc	1.17		-2.30	6.49	9.30
06-475	Large Cap Value	American Century Equity Income Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.92		-2.06	6.75	9.58
06-CPM	Large Cap Value	American Century Equity Income R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.57		-1.82	7.11
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Advisor: American Century Investment Management Inc	0.8		-8.91	-0.13	0.40
06-CPN	Large Cap Growth	American Century Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.6	*	-21.24	13.08
06-445	Large Cap Growth	American Century Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.2	*	-21.71	12.41	12.75
06-290	Mid Cap Growth	American Century Heritage A: Class A Investment Advisor: American Century Investment Management Inc	1.25		-32.20	7.98	9.51
06-046	Mid Cap Growth	American Century Heritage Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1		-32.03	8.25	9.78
06-CPP	Mid Cap Growth	American Century Heritage R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.65		-31.79	8.63
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.72		-5.33	2.53	1.03
06-3KW	Inflation-Protec Bond	American Century Inflation-Adjs Bond R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.22		-4.94
06-421	World Bond	American Century International Bond A: Class A Investment Advisor: American Century Investment Management Inc	1.05		-20.14	-2.76	-2.06
06-422	World Bond	American Century International Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.8		-19.99	-2.51	-1.81
06-325	Foreign Growth	American Century International Gr A: Class A Investment Advisor: American Century Investment Management Inc	1.46		-27.04	3.38	5.65
06-420	Foreign Growth	American Century International Gr Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.21		-26.94	3.61	5.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VH	Foreign Small/Mid Eqty	American Century International Opps A: Class A Investment Advisor: American Century Investment Management Inc	1.62		-31.35	2.15	6.85
06-3VG	Foreign Small/Mid Eqty	American Century International Opps Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.37		-31.22	2.41	7.12
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Advisor: American Century Investment Management Inc	1.08		-0.26	7.13	9.96
06-395	Mid Cap Value	American Century Mid Cap Value A: Class A Investment Advisor: American Century Investment Management Inc	1.23		-2.47	6.42	10.78
06-396	Mid Cap Value	American Century Mid Cap Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.98		-2.22	6.70	11.05
06-CRJ	Mid Cap Value	American Century Mid Cap Value R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.63		-1.82	7.08
06-403	Mgd Asset Allocation	American Century One Choice 2025 A: Class A Investment Advisor: American Century Investment Management Inc	1.02	*	-11.58	4.00	5.54
06-413	Mgd Asset Allocation	American Century One Choice 2025 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.77	*	-11.34	4.27	5.80
06-404	Mgd Asset Allocation	American Century One Choice 2030 A: Class A Investment Advisor: American Century Investment Management Inc	1.04	*	-12.58	4.34	6.03
06-414	Mgd Asset Allocation	American Century One Choice 2030 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.79	*	-12.39	4.60	6.28
06-406	Mgd Asset Allocation	American Century One Choice 2035 A: Class A Investment Advisor: American Century Investment Management Inc	1.07	*	-13.70	4.67	6.53
06-416	Mgd Asset Allocation	American Century One Choice 2035 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.82	*	-13.51	4.92	6.80
06-407	Mgd Asset Allocation	American Century One Choice 2040 A: Class A Investment Advisor: American Century Investment Management Inc	1.09	*	-14.79	5.03	7.03
06-417	Mgd Asset Allocation	American Century One Choice 2040 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.84	*	-14.62	5.28	7.30
06-408	Mgd Asset Allocation	American Century One Choice 2045 A: Class A Investment Advisor: American Century Investment Management Inc	1.12	*	-15.63	5.42	7.52
06-418	Mgd Asset Allocation	American Century One Choice 2045 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.87	*	-15.44	5.69	7.79
06-409	Mgd Asset Allocation	American Century One Choice 2050 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.18	5.87	7.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-419	Mgd Asset Allocation	American Century One Choice 2050 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-15.96	6.13	8.13
06-437	Mgd Asset Allocation	American Century One Choice 2055 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.58	5.98	8.04
06-436	Mgd Asset Allocation	American Century One Choice 2055 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-16.39	6.24	8.31
06-CKR	Mgd Asset Allocation	American Century One Choice 2060 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.71	6.10
06-CKT	Mgd Asset Allocation	American Century One Choice 2060 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-16.52	6.38
06-63T	Mgd Asset Allocation	American Century One Choice 2065 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.77
06-63N	Mgd Asset Allocation	American Century One Choice 2065 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-16.61
06-426	Mgd Asset Allocation	American Century One Choice In Ret A: Class A Investment Advisor: American Century Investment Management Inc	1	*	-11.01	3.64	4.79
06-427	Mgd Asset Allocation	American Century One Choice In Ret Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.75	*	-10.78	3.92	5.05
06-380	Specialty	American Century Real Estate A: Class A Investment Advisor: American Century Investment Management Inc	1.39		-5.43	5.85	6.96
06-269	Specialty	American Century Real Estate Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.14		-5.18	6.11	7.23
06-CRK	Specialty	American Century Real Estate R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.79		-4.84	6.49
06-240	Large Cap Growth	American Century Select A: Class A Investment Advisor: American Century Investment Management Inc	1.2	*	-18.85	12.61	13.18
06-440	Large Cap Growth	American Century Select Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.95	*	-18.65	12.90	13.46
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Advisor: American Century Investment Management Inc	1.11		-23.61	3.11	7.92
06-6C7	Small Cap Growth	American Century Small Cap Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.82		-28.79	11.35
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.42		-29.21	10.69	12.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-390	Small Cap Value	American Century Small Cap Value A: Class A Investment Advisor: American Century Investment Management Inc	1.44	***	-13.40	7.84	10.83
06-470	Small Cap Value	American Century Small Cap Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.19	***	-13.19	8.10	11.11
06-CRM	Small Cap Value	American Century Small Cap Value R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.84	***	-12.82	8.48
06-400	Balanced	American Century Strat Allc: Agrsv A: Class A Investment Advisor: American Century Investment Management Inc	1.04	*	-15.11	6.54	7.87
06-480	Balanced	American Century Strat Allc: Agrsv Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.79	*	-14.93	6.80	8.13
06-CRN	Balanced	American Century Strat Allc: Agrsv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.44	*	-14.57	7.18
06-CRP	Balanced	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48	*	-11.08	4.79
06-CRR	Balanced	American Century Strat Allc: Mod R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48	*	-13.44	6.07
06-405	Balanced	American Century Strat Allc: Cnsrv A: Class A Investment Advisor: American Century Investment Management Inc	1.08	*	-11.63	4.17	4.87
06-415	Balanced	American Century Strat Allc: Mod A: Class A Investment Advisor: American Century Investment Management Inc	1.08	*	-13.86	5.45	6.54
06-490	Balanced	American Century Strat Allc: Mod Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.83	*	-13.72	5.69	6.80
06-485	Balanced	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.83	*	-11.39	4.43	5.13
06-430	Large Cap Growth	American Century Ultra® A: Class A Investment Advisor: American Century Investment Management Inc	1.19	*	-24.52	14.11	14.55
06-450	Large Cap Growth	American Century Ultra® Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.94	*	-24.32	14.40	14.83
06-CRT	Large Cap Growth	American Century Ultra® R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.59	*	-24.06	14.80
06-698	Large Cap Value	American Century Value A: Class A Investment Advisor: American Century Investment Management Inc	1.25		-3.41	7.03	9.82
06-696	Large Cap Value	American Century Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1		-3.17	7.29	10.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-410	Mid Cap Growth	American Century VP Capital Apprec I: Class Other Investment Advisor: American Century Investment Management Inc	0.91	*	-32.04	8.24	9.78
06-957	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.93		-7.27	3.93	5.20
06-958	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.63		-6.92	4.27	5.53
06-CRV	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.28		-6.61	4.62	5.89
06-959	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94		-8.28	4.18	5.75
06-969	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.64		-8.01	4.51	6.07
06-CRW	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.29		-7.62	4.89	6.44
06-971	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.95		-9.04	4.51	6.39
06-972	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65		-8.75	4.84	6.72
06-CRX	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3		-8.42	5.20	7.10
06-973	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.96		-10.62	5.21	7.46
06-974	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.66		-10.32	5.53	7.79
06-CRY	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.31		-9.98	5.91	8.17
06-976	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.98		-12.21	5.82	8.23
06-977	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.68		-11.94	6.15	8.56
06-CTC	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.33		-11.66	6.52	8.95
06-978	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1		-14.23	6.69	8.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-979	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.7	-13.91	7.01	9.22
06-CTF	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.35	-13.60	7.39	9.60
06-981	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.01	-15.80	6.89	9.10
06-982	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.71	-15.51	7.23	9.43
06-CTG	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.36	-15.23	7.60	9.81
06-983	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	-16.45	6.95	9.16
06-984	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	-16.22	7.26	9.49
06-CTH	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	-15.92	7.64	9.88
06-996	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	-17.30	6.87	9.13
06-997	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	-17.03	7.21	9.48
06-CTJ	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	-16.74	7.59	9.85
06-998	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	-17.96	6.72	9.04
06-999	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	-17.70	7.04	9.38
06-CTK	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	-17.43	7.41	9.76
06-CGC	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	-18.12	6.66
06-CGF	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	-17.94	6.98
06-CTM	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	-17.60	7.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4PY	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	*	-18.13
06-4R3	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	*	-17.90
06-4R4	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	*	-17.66
06-182	Large Cap Growth	American Funds AMCAP R3: Class Retirement Investment Advisor: Capital Group	0.98		-23.28	7.60	10.79
06-207	Large Cap Growth	American Funds AMCAP R4: Class Retirement Investment Advisor: Capital Group	0.67		-23.04	7.93	11.12
06-CTN	Large Cap Growth	American Funds AMCAP R6: Class Retirement Investment Advisor: Capital Group	0.33		-22.77	8.31	11.51
06-184	High Yield Bond	American Funds American High-Inc R3: Class Retirement Investment Advisor: Capital Group	0.96		-11.09	2.35	3.67
06-208	High Yield Bond	American Funds American High-Inc R4: Class Retirement Investment Advisor: Capital Group	0.65		-10.81	2.66	3.99
06-447	Balanced	American Funds American Balanced R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.89		-8.76	6.50	8.35
06-446	Balanced	American Funds American Balanced R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.6		-8.51	6.81	8.67
06-CTP	Balanced	American Funds American Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25		-8.19	7.19	9.06
06-3MC	High Yield Bond	American Funds American High-Inc R6: Class Retirement Investment Advisor: Capital Group	0.3		-10.50	3.02	4.36
06-3MK	Large Cap Value	American Funds American Mutual R4: Class Retirement Investment Advisor: Capital Group	0.62		0.95	9.48	10.86
06-3M3	Large Cap Value	American Funds American Mutual R6: Class Retirement Investment Advisor: Capital Group	0.27		1.29	9.86	11.25
06-39V	Intermediate Term Bond	American Funds Bond Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.2		-9.61	1.70	2.16
06-GFN	World Bond	American Funds Capital World Bond R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48		-17.13	-0.63	0.43
06-183	World Stock	American Funds Capital World Gr&Inc R3: Class Retirement Investment Advisor: Capital Group	1.06		-18.28	4.96	7.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-211	World Stock	American Funds Capital World Gr&Inc R4: Class Retirement Investment Advisor: Capital Group	0.77	-18.03	5.28	8.18
06-CTR	World Stock	American Funds Capital World Gr&Inc R6: Class Retirement Investment Advisor: Capital Group	0.42	-17.74	5.65	8.56
06-3MM	World Allocation	American Funds Capital Income Bldr R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.61	-5.42	4.30	5.98
06-3M6	World Allocation	American Funds Capital Income Bldr R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.26	-5.08	4.67	6.35
06-181	Foreign Growth	American Funds Europacific Growth R3: Class Retirement Investment Advisor: Capital Group	1.11	-28.14	2.43	5.62
06-212	Foreign Growth	American Funds Europacific Growth R4: Class Retirement Investment Advisor: Capital Group	0.81	-27.92	2.74	5.94
06-296	Foreign Growth	American Funds Europacific Growth R5: Class Retirement Investment Advisor: Capital Group	0.51	-27.70	3.05	6.26
06-CTT	Foreign Growth	American Funds Europacific Growth R6: Class Retirement Investment Advisor: Capital Group	0.46	-27.68	3.10	6.30
06-213	Large Cap Blend	American Funds Fundamental Invs R3: Class Retirement Investment Advisor: Capital Group	0.93	-15.08	7.99	11.17
06-214	Large Cap Blend	American Funds Fundamental Invs R4: Class Retirement Investment Advisor: Capital Group	0.63	-14.82	8.31	11.50
06-CTV	Large Cap Blend	American Funds Fundamental Invs R6: Class Retirement Investment Advisor: Capital Group	0.28	-14.52	8.69	11.89
06-3M9	World Allocation	American Funds Global Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48	-13.53	3.64	5.76
06-179	Large Cap Growth	American Funds Growth Fund of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94	-24.68	9.69	12.41
06-216	Large Cap Growth	American Funds Growth Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	-25.11	9.83	12.65
06-CVC	Large Cap Growth	American Funds Growth Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	-24.85	10.21	13.04
06-3MN	Balanced	American Funds Income Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.6	-4.26	6.16	7.71
06-3M7	Balanced	American Funds Income Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25	-3.91	6.53	8.09
06-3G9	Inflation-Protec Bond	American Funds Inflation Linked Bd R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	-5.41	3.49

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-186	Short Term Bond	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.86	-5.91	0.88	0.78
06-209	Short Term Bond	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.56	-5.63	1.19	1.09
06-3M4	Foreign Blend	American Funds Intl Gr and Inc R6: Class Retirement Investment Advisor: Capital Group	0.54	-18.96	3.08	5.29
06-3GH	Large Cap Blend	American Funds Invmt Co of Amer R6: Class Retirement Investment Advisor: Capital Group	0.27	-11.44	8.57	11.47
06-502	World Stock	American Funds New Perspective R3: Class Retirement Investment Advisor: Capital Group	1.06	-22.71	8.71	10.51
06-503	World Stock	American Funds New Perspective R4: Class Retirement Investment Advisor: Capital Group	0.76	-22.47	9.04	10.84
06-CTW	World Stock	American Funds New Perspective R6: Class Retirement Investment Advisor: Capital Group	0.41	-22.19	9.43	11.23
06-691	Diversified Emerging Markets	American Funds New World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.22	-27.63	4.46	5.32
06-689	Diversified Emerging Markets	American Funds New World R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.92	-27.41	4.78	5.66
06-CTX	Diversified Emerging Markets	American Funds New World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.57	-27.15	5.15	6.03
06-333	World Stock	American Funds SMALLCAP World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.3	-32.71	5.85	9.00
06-332	World Stock	American Funds SMALLCAP World R4: Class Retirement Investment Advisor: Capital Research and Management Company	1	-32.50	6.17	9.35
06-CTY	World Stock	American Funds SMALLCAP World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	-32.26	6.55	9.73
06-449	Large Cap Blend	American Funds Washington Mutual R3: Class Retirement Investment Advisor: Capital Group	0.91	-3.42	10.15	11.50
06-448	Large Cap Blend	American Funds Washington Mutual R4: Class Retirement Investment Advisor: Capital Group	0.61	-3.14	10.48	11.84
06-CVF	Large Cap Blend	American Funds Washington Mutual R6: Class Retirement Investment Advisor: Capital Group	0.26	-2.80	10.87	12.23

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46F	Large Cap Value	American Beacon Large Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;	0.63		-6.95	7.70	10.56
06-46G	Mid Cap Value	American Beacon Mid-Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; WEDGE Capital Management, LLP;Pzena Investment Management, LLC;	0.91	*	-11.04	4.59	9.58
06-69V	Mid Cap Growth	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Advisor: Stephens Inv Mgmt Group LLC Investment Subadvisor: Stephens Inv Mgmt Group LLC	0.88		-27.17
#N/A		American Funds IS® Amer Hi-Inc Trust 1: Class No Load Investment Advisor: Capital Group	0.3	*	-10.67	3.13	4.45
#N/A		American Funds IS® Global Balanced 1: Class No Load Investment Advisor: Capital Research and Management Company	0.51	*	-12.41	4.74	6.04
#N/A		American Funds IS® Growth 1: Class No Load Investment Advisor: Capital Research and Management Company	0.35		-24.05	13.89	14.92
#N/A		American Funds IS® Growth-Income 1: Class No Load Investment Advisor: Capital Research and Management Company	0.29		-12.58	9.59	12.27
#N/A		American Funds IS® Intl Gr And Inc 1: Class No Load Investment Advisor: Capital Group	0.53	*	-20.17	1.55	4.33
06-3KY	World Stock	American Funds New Economy R6: Class Retirement Investment Advisor: Capital Group	0.41		-28.42	7.80	11.76
#N/A		American Funds IS® New World 1: Class A Investment Advisor: Capital Research and Management Company	0.57	*	-27.22	4.65	5.53
06-3TK	Int Government Bond	American Funds US Government Sec R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.22		-6.33	1.63	1.60
06-4TG	Mid Cap Growth	AMG GW&K Small/Mid Cap I: Class Inst Investment Advisor: GW&K Investment Management, LLC Investment Subadvisor: GW&K Investment Management, LLC	0.87		-14.25	9.40
06-4TH	Mid Cap Growth	AMG GW&K Small/Mid Cap N: Class N Investment Advisor: GW&K Investment Management, LLC Investment Subadvisor: GW&K Investment Management, LLC	1.07		-14.45	9.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FXW	Large Cap Growth	AMG Renaissance Large Cap Growth N: Class N Investment Advisor: Renaissance Investment Management Investment Subadvisor: Renaissance Group LLC	1	*	-10.88	11.85	13.48
06-6C4	Mid Cap Growth	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Advisor: TimesSquare Capital Management, LLC Investment Subadvisor: TimesSquare Capital Management, LLC	0.98		-20.56	10.98	12.21
06-BBB	Foreign Blend	AQR International Multi-Style N: Class N Investment Advisor: AQR Capital Management	0.81	*	-17.08	1.87
06-CCC	Large Cap Blend	AQR Large Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management	0.66		-9.75	8.30
06-CCF	Small Cap Blend	AQR Small Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management	0.86	*	-19.03	4.97
06-4TF	Diversified Emerging Markets	AQR Emerging Multi-Style II N: Class N Investment Advisor: AQR Capital Management	0.96	*	-24.46	1.00
06-335	Mid Cap Value	Ariel Appreciation Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.12		-16.16	4.46	9.47
06-CKV	Foreign Blend	Ariel International Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.14	*	-10.49	1.06	5.45
06-330	Mid Cap Value	Ariel Fund Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1		-19.14	5.58	10.70
06-4JY	Large Cap Value	Auxier Focus Institutional: Class Inst Investment Advisor: Auxier Asset Management LLC	0.8	*	-3.66	7.59	8.74
06-082	Large Cap Growth	Ave Maria Growth: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.9		-22.10	9.91	11.32
06-084	Large Cap Blend	Ave Maria Rising Dividend: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.9		-5.99	9.41	10.93
06-081	Mid Cap Blend	Ave Maria Value: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.97		-7.60	8.14	7.43
06-085	World Stock	Ave Maria World Equity: Class Other Investment Advisor: Schwartz Investment Counsel Inc	1.02	*	-13.27	3.89	6.52
06-4TP	Intermediate Term Bond	Baird Aggregate Bond Inst: Class Inst Investment Advisor: Baird Advisors	0.3		-11.02	1.07	2.13
06-4RC	Intermediate Term Bond	Baird Core Plus Bond Inst: Class Inst Investment Advisor: Baird Advisors	0.3		-11.03	1.29	2.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4XC	Short Term Bond	Baird Short-Term Bond Inst: Class Inst Investment Advisor: Baird Advisors	0.3	**	-4.03	1.32	1.57
06-47Y	Mid Cap Growth	Baron Asset R6: Class Retirement Investment Advisor: Baron Capital Management Inc	1.04		-29.25	8.63
06-3J9	Diversified Emerging Markets	Baron Emerging Markets R6: Class Retirement Investment Advisor: Baron Capital Management Inc	1.08		-30.87	1.16
06-4H3	Mgd Asset Allocation	BlackRock LifePath® Index 2065 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.69
06-CVM	Mgd Asset Allocation	BlackRock LifePath® Index 2025 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-12.70	4.72	6.29
06-CVN	Mgd Asset Allocation	BlackRock LifePath® Index 2030 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-13.41	5.39	7.01
06-CVP	Mgd Asset Allocation	BlackRock LifePath® Index 2035 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-14.05	6.03	7.68
06-CVR	Mgd Asset Allocation	BlackRock LifePath® Index 2040 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-14.68	6.56	8.26
06-CVT	Mgd Asset Allocation	BlackRock LifePath® Index 2045 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.25	6.97	8.73
06-CVV	Mgd Asset Allocation	BlackRock LifePath® Index 2050 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.56	7.14	9.02
06-CVW	Mgd Asset Allocation	BlackRock LifePath® Index 2055 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.70	7.14	9.22
06-CVX	Mgd Asset Allocation	BlackRock LifePath® Index 2060 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.68	7.16
06-CVY	Mgd Asset Allocation	BlackRock LifePath® Index Retire K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-12.35	3.85	4.80
06-6CG	Specialty	BlackRock Systematic Multi-Strat K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.85	*	-1.38
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core K: Class Retirement Investment Advisor: BlackRock Inc	0.45	*	-24.95	6.31
06-529	Small Cap Growth	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Advisor: BlackRock Inc	0.5	*	-33.21	6.01	9.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46J	Small Cap Growth	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Advisor: BlackRock Inc	0.45	*	-33.18
06-587	Large Cap Value	BlackRock Equity Dividend Instl: Class Inst Investment Advisor: BlackRock Inc	0.71		-5.47	8.23	10.14
06-FRW	Large Cap Value	BlackRock Equity Dividend K: Class Retirement Investment Advisor: BlackRock Inc	0.6		-5.32	8.37
06-528	World Allocation	BlackRock Global Allocation Instl: Class Inst Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock (Singapore) Limited	0.82	*	-16.19	4.46	5.60
06-527	World Allocation	BlackRock Global Allocation R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock (Singapore) Limited	1.43	*	-16.69	3.83	4.96
06-FRX	World Allocation	BlackRock Global Allocation K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock (Singapore) Limited	0.74	*	-16.12	4.54
06-CVH	World Stock	BlackRock Global Dividend K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.68		-10.64	4.52
06-4WH	Int Government Bond	BlackRock GNMA Inv A: Class A Investment Advisor: BlackRock Inc	0.67	*	-9.62	-0.04	0.65
06-CGM	Specialty	BlackRock Health Sciences Opps Instl: Class Inst Investment Advisor: BlackRock Inc	0.84		-7.71	11.17	15.52
06-CVJ	Specialty	BlackRock Health Sciences Opps K: Class Retirement Investment Advisor: BlackRock Inc	0.74		-7.61	11.28
06-CGN	Specialty	BlackRock Health Sciences Opps R: Class Retirement Investment Advisor: BlackRock Inc	1.44		-8.26	10.51	14.83
#N/A		BlackRock High Yield V.I. I: Class No Load Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.57	*	-12.33	2.36	4.51
06-33K	High Yield Bond	BlackRock High Yield Bond K: Class Other Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.49	*	-12.21	2.37	4.74
06-CHR	High Yield Bond	BlackRock High Yield Bond R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	1.16	*	-12.82	1.66	3.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CHP	High Yield Bond	BlackRock High Yield Bond Svc: Class S Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.87	*	-12.55	2.01	4.34
06-3N3	Inflation-Protec Bond	BlackRock Inflation Protected Bond K: Class Other Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited; BlackRock (Singapore) Limited;	0.3	*	-5.36	3.25	1.65
06-GHG	Mid Cap Growth	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Advisor: BlackRock Inc	0.8		-33.09	10.69	13.79
06-GHH	Mid Cap Growth	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Advisor: BlackRock Inc	0.7		-33.04	10.77
06-GHJ	Mid Cap Growth	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Advisor: BlackRock Inc	1.3	*	-33.43	10.12	13.17
06-FRY	Balanced	BlackRock Multi-Asset Income Investor A: Class A Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.81	*	-11.72	2.20	4.20
06-FTF	Balanced	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.51	*	-11.53	2.50
#N/A		BlackRock Small Cap Index V.I. I: Class No Load Investment Advisor: BlackRock Fund Advisors	0.22		-25.33	4.98	9.06
06-FTG	Intermediate Term Bond	BlackRock Strategic Income Opps Inv A: Class A Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited; BlackRock (Singapore) Limited;	0.97	*	-5.99	2.04	2.70
06-FTH	Intermediate Term Bond	BlackRock Strategic Income Opps K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59	*	-5.63	2.42
06-4PX	World Bond	BlackRock Strategic Global Bond K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Ltd;BlackRock (Singapore) Limited;	0.5	*	-13.00	0.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
#N/A		BlackRock Total Return V.I. I: Class No Load Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	0.47	*	-11.36	0.96	1.99
06-093	Intermediate Term Bond	BlackRock Total Return Inv A: Class A Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	0.74		-11.94	0.72	2.16
06-CWC	Intermediate Term Bond	BlackRock Total Return K: Class Other Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	0.38		-11.61	1.13	2.57
06-901	Intermediate Term Bond	BlackRock Total Return R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	1.04	*	-12.19	0.45	1.90
#N/A	Mid Cap Growth	BNY Mellon Active MidCap A: Class A Investment Advisor: Mellon Investments Corporation Investment Subadvisor: Newton Investment Management North America, LLC	1	*	-12.61	4.41	9.40
#N/A	Foreign Blend	BNY Mellon International Core Equity I: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management North America, LLC	0.85	*	-20.01	1.33	5.54
06-650		BNY Mellon IP Technology Growth Svc: Class Inst Investment Advisor: BNY Mellon Investment Funds VII, Inc. Investment Subadvisor: Newton Investment Management North America, LLC	1.03		-41.60	9.91	12.21
06-646		BNY Mellon IP Small Cap Stock Index Svc: Class – N/A Investment Advisor: Mellon Investments Corporation	0.6	*	-17.31	6.60	10.65
06-47M	Intermediate Term Bond	BNY Mellon Bond Market Index I: Class Inst Investment Advisor: Mellon Investments Corporation	0.15	*	-10.60	0.70	1.33
06-3WY	Large Cap Blend	BNY Mellon Sust US Equity Y: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management Ltd	0.7	*	-12.79	10.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CCY	Specialty	BNY Mellon Natural Resources I: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management North America, LLC	0.96		29.05	14.43	9.15
06-39Y	Specialty	BNY Mellon Natural Resources Y: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management North America, LLC	0.85		29.20	14.57
06-645		BNY Mellon VIF Apprec Port Svc: Class S Investment Advisor: Fayez Sarofim & Company Investment Subadvisor: Fayez Sarofim & Company	1.05		-13.76	11.51	10.60
06-3G3	World Bond	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.56		-17.03	-0.39	1.33
06-4PC	High Yield Bond	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.5		-10.64	3.44	4.83
#N/A	Large Cap Value	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.7	*	-4.12	8.19	10.63
06-709	World Bond	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.97		-17.33	-0.78	0.93
06-714	World Bond	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	1.25	*	-17.55	-1.06	0.65
#N/A	Specialty	Calamos Market Neutral Income R6: Class Retirement Investment Advisor: Calamos Investments	0.84		-4.82
06-4FJ	Balanced	Calvert Balanced R6: Class Retirement Investment Advisor: Calvert Research and Management	0.61		-10.45
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Advisor: Atlanta Capital Management Company,LLC Investment Subadvisor: Atlanta Capital Management Company,LLC	0.91		-10.04	14.96	13.92
06-340	Intermediate Term Bond	Calvert Income A: Class A Investment Advisor: Calvert Research and Management	0.92		-13.68	1.35	2.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4FN	Small Cap Blend	Calvert Small-Cap R6: Class Retirement Investment Advisor: Calvert Research and Management	0.86		-13.92
06-516	Small Cap Blend	Calvert Small-Cap A: Class A Investment Advisor: Calvert Research and Management	1.19		-14.19	7.24	11.22
06-3FX	Large Cap Blend	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Advisor: Calvert Research and Management	0.19	*	-15.23
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class – N/A Investment Advisor: Calvert Research and Management	0.96		-18.73	6.09	8.14
06-711	Large Cap Blend	ClearBridge Aggressive Growth FI: Class Other Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.15		-29.17	2.76	8.23
06-716	Large Cap Blend	ClearBridge Aggressive Growth R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.44		-29.34	2.47	7.94
06-712	Large Cap Blend	ClearBridge Appreciation FI: Class Other Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.99		-8.68	10.62	11.57
06-3G6	Large Cap Blend	ClearBridge Appreciation IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.56		-8.28	11.12	12.05
06-717	Large Cap Blend	ClearBridge Appreciation R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.27		-8.96	10.32	11.25
06-GJR	Foreign Value	ClearBridge International Value A: Class A Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.25	*	-16.18	-1.71	3.39
06-GJT	Foreign Value	ClearBridge International Value IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.8	*	-15.84	-1.29	3.87
06-3XJ	Foreign Growth	ClearBridge International Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC.	0.69		-24.81
06-GJV	Large Cap Growth	ClearBridge Large Cap Growth A: Class A Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.99		-25.81	9.80	13.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GJW	Large Cap Growth	ClearBridge Large Cap Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.61		-25.50	10.23
06-GJX	Large Cap Growth	ClearBridge Large Cap Growth R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.31		-26.06	9.46	13.04
06-47N	Mid Cap Blend	ClearBridge Mid Cap I: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.84		-17.26	6.73	10.41
06-64M	Small Cap Growth	ClearBridge Small Cap Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.77		-32.23	10.13	11.37
06-3XF	Large Cap Blend	ClearBridge Sustainability Leaders IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.75	*	-14.65	13.99
#N/A		ClearBridge Variable Large Cap Value I: Class No Load Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.71		-8.30	7.57	10.22
#N/A		ClearBridge Variable Mid Cap I: Class No Load Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.82		-17.68	6.37	10.18
06-4VC	Specialty	Cohen & Steers Global Infrastructure A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc. Investment Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.24		2.90	6.55	8.18
06-4VF	Specialty	Cohen & Steers Real Estate Securities A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc.	1.1		-6.22	7.54	9.42
06-3KT	Specialty	Cohen & Steers Real Estate Securities Z: Class Inst Investment Advisor: Cohen & Steers Capital Management, Inc.	0.75		-5.90	7.92
06-3KV	Specialty	Cohen & Steers Realty Shares L: Class Other Investment Advisor: Cohen & Steers Capital Management, Inc.	0.88	*	-4.66	8.10	8.83
06-693	Foreign Small/Mid Eqty	Columbia Acorn International A: Class A Investment Advisor: Columbia Threadneedle Investments	1.23	*	-33.58	-0.04	3.95
06-863	Foreign Small/Mid Eqty	Columbia Acorn International Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.98	*	-33.42	0.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-692	Foreign Small/Mid Eqty	Columbia Acorn International Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.98	*	-33.44	0.20	4.23
06-CWF	Foreign Small/Mid Eqty	Columbia Acorn International Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.88	*	-33.35	0.32
06-66N	Balanced	Columbia Capital Allocation Agrsv A: Class A Investment Advisor: Columbia Threadneedle Investments	1.01		-16.62	5.80	8.14
06-66P	Balanced	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.69		-16.30	6.14
06-66C	Balanced	Columbia Capital Allocation Cnsrv A: Class A Investment Advisor: Columbia Threadneedle Investments	0.92		-11.87	1.59	2.87
06-66F	Balanced	Columbia Capital Allocation Cnsrv Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.6		-11.61	1.91
06-66G	Balanced	Columbia Capital Allocation Mod A: Class A Investment Advisor: Columbia Threadneedle Investments	0.94		-14.80	3.85	5.78
06-66K	Balanced	Columbia Capital Alloc Mod Agrsv A: Class A Investment Advisor: Columbia Threadneedle Investments	1		-15.68	4.89	6.88
06-66M	Balanced	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.67		-15.34	5.24
06-66J	Balanced	Columbia Capital Allocation Mod Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.63		-14.60	4.15
06-902	Large Cap Blend	Columbia Contrarian Core A: Class A Investment Advisor: Columbia Threadneedle Investments	1		-13.21	10.12	12.66
06-095	Large Cap Blend	Columbia Contrarian Core Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.75		-13.01	10.39
06-46K	Large Cap Blend	Columbia Contrarian Core Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.63		-12.91	10.53
06-903	Large Cap Value	Columbia Dividend Income A: Class A Investment Advisor: Columbia Threadneedle Investments	0.92	***	-3.60	10.14	11.46
06-096	Large Cap Value	Columbia Dividend Income Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.67	***	-3.37	10.42
06-4FK	Large Cap Value	Columbia Dividend Income Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.56	***	-3.29	10.55
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Advisor: Columbia Threadneedle Investments	1.12		-20.48	-1.99	1.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-444	Emerging Market Bond	Columbia Emerging Markets Bond Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.87		-20.26	-1.74	1.56
06-CWG	Emerging Market Bond	Columbia Emerging Markets Bond Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.7		-20.11	-1.56
06-67R	Large Cap Growth	Columbia Integrated Large Cap Gr Ins 3: Class Retirement Investment Advisor: Columbia Threadneedle Investments	0.4	*	-17.53	12.29
06-67P	Large Cap Growth	Columbia Integrated Large Cap Gr A: Class A Investment Advisor: Columbia Threadneedle Investments	0.8	*	-17.85	11.84
06-67T	Small Cap Growth	Columbia Integrated Small Cap Gr A: Class A Investment Advisor: Columbia Threadneedle Investments	1.27	*	-28.23	4.78
06-334	Mid Cap Blend	Columbia Mid Cap Index A: Class No Load Investment Advisor: Columbia Threadneedle Investments	0.45	*	-14.96	6.53	10.38
06-FTM	Foreign Value	Columbia Overseas Value A: Class A Investment Advisor: Columbia Threadneedle Investments	1.16	*	-13.39	1.74
06-FTN	Foreign Value	Columbia Overseas Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.91	*	-13.23	1.99
06-FTP	Foreign Value	Columbia Overseas Value Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.77	*	-13.13	2.12
06-914	Intermediate Term Bond	Columbia Quality Income A: Class A Investment Advisor: Columbia Threadneedle Investments	0.91		-12.63	0.51	1.48
06-947	Intermediate Term Bond	Columbia Quality Income Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.66		-12.38	0.75
06-FTT	Intermediate Term Bond	Columbia Quality Income Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.53		-12.27	0.93
06-4GF	Large Cap Growth	Columbia Select Large Cap Growth Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.68	*	-35.20	8.83
06-4GG	Large Cap Value	Columbia Select Large Cap Value Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.44	*	-6.30	8.96
06-912	Large Cap Value	Columbia Select Large Cap Value A: Class A Investment Advisor: Columbia Threadneedle Investments	0.8	*	-6.64	8.58	11.85
06-099	Large Cap Value	Columbia Select Large Cap Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.55	*	-6.39	8.85
06-64V	Mid Cap Growth	Columbia Select Mid Cap Gro Fd A: Class A Investment Advisor: Columbia Threadneedle Investments	1.11		-33.24	7.30	9.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-911	Mid Cap Value	Columbia Select Mid Cap Value A: Class A Investment Advisor: Columbia Threadneedle Investments	1.13		-6.58	7.61	10.56
06-098	Mid Cap Value	Columbia Select Mid Cap Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.88		-6.36	7.88
06-64W	Mid Cap Value	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.73	*	-6.20	8.05	11.03
06-913	Small Cap Value	Columbia Select Small Cap Value A: Class A Investment Advisor: Columbia Threadneedle Investments	1.28	*	-16.12	4.80	9.12
06-946	Small Cap Blend	Columbia Select Small Cap Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	1.03	*	-15.91	5.07
06-CNX	Small Cap Blend	Columbia Select Small Cap Value Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	1.03	*	-15.92	5.07	9.41
06-4NM	World Stock	Columbia Select Global Equity Advisor: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.99		-22.83
06-4NK	World Stock	Columbia Select Global Equity A: Class A Investment Advisor: Columbia Threadneedle Investments	1.24		-23.04	9.78	10.65
06-869	Specialty	Columbia Seligman Tech & Info Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.94		-19.67	18.19	18.39
06-441	Specialty	Columbia Seligman Tech & Info A: Class A Investment Advisor: Columbia Threadneedle Investments	1.19		-19.87	17.89	18.11
06-443	Specialty	Columbia Seligman Tech & Info Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.94		-19.67	18.19	18.41
06-FTR	Specialty	Columbia Seligman Tech & Info Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.86		-19.60	18.29
06-384		Columbia VP US Government Mortgage 1: Class Other Investment Advisor: Columbia Threadneedle Investments	0.45		-10.83	0.67	1.48
06-382		Columbia VP Small Cap Value 1: Class No Load Investment Advisor: Columbia Threadneedle Investments	0.97		-14.63	5.46	9.63
06-336	Small Cap Blend	Columbia Small Cap Index A: Class No Load Investment Advisor: Columbia Threadneedle Investments	0.45		-17.26	6.71	10.74
06-4YY	Small Cap Blend	Columbia Small Cap Value I Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.88	*	-14.40	5.44	9.66
06-64X	Small Cap Value	Columbia Small Cap Value II A: Class A Investment Advisor: Columbia Threadneedle Investments	1.27	*	-12.96	5.56	9.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64Y	Intermediate Term Bond	Columbia Total Return Bond A: Class A Investment Advisor: Columbia Threadneedle Investments	0.74	*	-14.25	1.26	1.96
06-67N	Intermediate Term Bond	Columbia Total Return Bond Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.49	*	-14.06	1.52
06-551	Mid Cap Blend	CRM Mid Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.16		-6.68	9.29	11.39
06-552	Small Cap Blend	CRM Small Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.16		-15.73	2.66	8.21
06-029	World Stock	Crossmark Steward Global Eq Inc A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	1.26		-8.04	7.51	9.39
06-031	Small Cap Blend	Crossmark Steward ValFcs SmMdCpEnhIdxA: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.78		-15.16	5.46	9.64
06-030	Large Cap Blend	Crossmark Steward ValFcs LrgCp EnhIdxA: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.82		-10.59	9.17	11.61
06-3YK	Diversified Emerging Markets	Delaware Emerging Markets R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.14	*	-31.16	2.33
06-007	World Allocation	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.46		-13.68	5.85	4.92
06-008	World Allocation	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11	*	-13.35	6.22	5.29
06-009	Balanced	Delaware Ivy Balanced Fund Class R: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	1.45		-13.41	6.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CXY	Balanced	Delaware Ivy Balanced Fund Class R6: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	0.71		-12.78	6.83
06-010	Balanced	Delaware Ivy Balanced Fund Class Y: Class Inst Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	1.07	*	-13.07	6.43	7.34
06-CGP	Specialty	Delaware Ivy Energy Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.75	*	32.80	-3.00
06-CGR	Specialty	Delaware Ivy Energy Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.4	*	33.31	-2.64	-1.49
06-011	High Yield Bond	Delaware Ivy High Income Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.35		-14.56	0.64
06-012	High Yield Bond	Delaware Ivy High Income Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1		-14.24	1.02	3.75
06-GMF	High Yield Bond	Delaware Ivy High Income Fund Class R6: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.6		-13.93	1.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year		5 year	10 year
06-3VY	Mid Cap Growth	Delaware Ivy Mid Cap Growth R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.79	*	-29.53		12.90
06-CGT	Specialty	Delaware Ivy Science and Technology R: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.55		-30.31		11.06	12.67
06-GMG	Specialty	Delaware Ivy Science and Technology R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.81		-29.79		11.89
06-CGV	Specialty	Delaware Ivy Science and Technology Y: Class Inst Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.2		-30.04		11.49	13.09
06-FPP	Small Cap Blend	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.64	*	-18.99		4.17
06-FNR	Small Cap Blend	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.89	*	-18.40		4.96
06-FPF	Small Cap Blend	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.31	*	-18.73		4.52	9.65
06-3XY	Diversified Emerging Markets	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;			0.76	*	-33.35	2.75
06-3CN	Small Cap Value	Delaware Small Cap Value R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.69		-10.12		5.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3GP	Small Cap Blend	Delaware Small Cap Core R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.69		-15.67	6.97
06-GKJ	Specialty	DFA Commodity Strategy Institutional: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.31		21.96	8.54	0.19
06-3CV	Diversified Emerging Markets	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.45		-22.43
06-3F9	Diversified Emerging Markets	DFA Emerging Markets Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.39		-19.75	2.91	3.80
06-CWJ	Diversified Emerging Markets	DFA Emerging Markets I: Class Inst Investment Advisor: DFA Australia Limited Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.36	*	-20.36	2.65	3.42
06-988	Diversified Emerging Markets	DFA Emerging Markets Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.7	*	-13.09	2.41	2.99
06-3C4	World Bond	DFA Five-Year Global Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24		-7.12	0.07	0.97
06-3CW	Specialty	DFA Global Real Estate Securities Port: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24	*	-10.02	4.66	6.50
06-CWK	Balanced	DFA Global Allocation 25/75 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-7.03	2.93	3.46
06-989	Balanced	DFA Global Allocation 25/75 R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.48	*	-7.22	2.68	3.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CWM	Balanced	DFA Global Allocation 60/40 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25	*	-10.80	5.26	6.67
06-991	Balanced	DFA Global Allocation 60/40 R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.5	*	-11.09	5.00	6.42
06-CWN	World Stock	DFA Global Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25	*	-12.92	7.49	9.95
06-992	World Stock	DFA Global Equity R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.5	*	-13.16	7.22	9.67
06-GKK	Inflation-Protec Bond	DFA Inflation-Protected Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.11		-5.70	3.14	1.67
#N/A		DFA VIT Inflation-Protected Secs Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.11		-5.66	3.16
06-4FV	Int Government Bond	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.12		-9.60	0.74	1.18
06-4NH	Intermediate Term Bond	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.2		-14.88	0.83	2.08
#N/A		DFA VA International Small Portfolio: Class No Load Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.4		-19.79	1.85	6.94
06-CWP	Foreign Blend	DFA International Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24		-16.34	2.54	6.18
06-CWR	Foreign Small/Mid Eqty	DFA International Small Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.39		-19.77	1.93	6.97
06-3C7	Foreign Blend	DFA Intl Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24		-20.17	2.54	5.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-993	Foreign Value	DFA International Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.53	*	-8.28	2.43	5.17
06-CWT	Intermediate Term Bond	DFA Investment Grade I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.2		-11.33	1.02	1.74
06-CWV	Specialty	DFA Real Estate Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	*	-5.86	6.89	8.10
06-4NG	Short Term Bond	DFA Short-Term Extended Quality I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.19	**	-5.74	0.51	1.11
06-4NF	Large Cap Blend	DFA US Core Equity 1 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.14		-11.17	10.18	12.46
06-CWW	Large Cap Growth	DFA US Large Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18		-10.28	12.50
06-3C3	Large Cap Value	DFA US Large Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	*	-7.10	6.79	11.36
06-CWX	Large Cap Blend	DFA US Large Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.08	*	-10.69	11.25	12.89
06-3YM	Small Cap Blend	DFA US Micro Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.41		-13.47	6.43	10.61
06-CWY	Small Cap Growth	DFA US Small Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.32		-16.76	7.26
06-GFK	Small Cap Blend	DFA US Small Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.27		-14.07	6.40	10.43
06-4NC	Small Cap Value	DFA US Small Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.3		-7.21	6.46	10.15
06-3C6	Large Cap Blend	DFA US Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18		-13.83	10.95	12.85
06-CXC	Small Cap Value	DFA US Targeted Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.29		-7.35	7.12	10.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-994	Small Cap Value	DFA US Targeted Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.54		-7.56	6.86	10.50
#N/A		DFA VA US Targeted Value: Class No Load Investment Advisor: Dimensional Fund Advisors LP	0.29		-6.36	7.62	11.37
06-CXF	World Bond	DFA World ex US Government Fxd Inc I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.2	*	-14.41	0.01	2.01
#N/A	Large Cap Value	Diamond Hill Large Cap Y: Class Inst Investment Advisor: Diamond Hill Capital Management Inc	0.55		-10.03	8.29	11.85
06-3PK	Mgd Asset Allocation	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-6.66	4.48
06-3PM	Mgd Asset Allocation	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	*	-8.43	4.65
06-3PN	Mgd Asset Allocation	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-10.27	4.86
06-3PP	Mgd Asset Allocation	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-12.75	5.31
06-3PR	Mgd Asset Allocation	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.21	*	-14.42	5.71
06-3PT	Mgd Asset Allocation	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	*	-14.40	5.92
06-3PV	Mgd Asset Allocation	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.29	6.28
06-3PW	Mgd Asset Allocation	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-11.67	7.36
06-3PX	Mgd Asset Allocation	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.50	7.50
06-3PY	Mgd Asset Allocation	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.51	7.54
06-3R3	Mgd Asset Allocation	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.54	7.51
06-3R4	Mgd Asset Allocation	Dimensional Retirement Income Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-5.78	3.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FNF	Large Cap Value	DWS CROCI US A: Class A Investment Advisor: DWS Americas	0.98		-10.52	2.97
06-FNG	Large Cap Value	DWS CROCI US S: Class S Investment Advisor: DWS Americas	0.67		-10.15	3.33
06-3VN	Diversified Emerging Markets	DWS Emerging Markets Equity A: Class A Investment Advisor: DWS Americas Investment Subadvisor: DWS Investments Hong Kong Limited	1.19	*	-29.63	1.12	2.39
06-3VJ	Diversified Emerging Markets	DWS Emerging Markets Equity R6: Class Retirement Investment Advisor: DWS Americas Investment Subadvisor: DWS Investments Hong Kong Limited	0.94		-29.44
06-3VP	Diversified Emerging Markets	DWS Emerging Markets Equity S: Class S Investment Advisor: DWS Americas Investment Subadvisor: DWS Investments Hong Kong Limited	1.02	*	-29.49	1.29	2.59
06-916	Specialty	DWS Enhanced Commodity Strategy A: Class A Investment Advisor: DWS Americas	1.29	*	19.60	7.14	0.64
06-608	Specialty	DWS Enhanced Commodity Strategy S: Class S Investment Advisor: DWS Americas	1.09	*	19.86	7.35	0.86
06-622	Large Cap Blend	DWS ESG Core Equity A: Class A Investment Advisor: DWS Americas	0.95		-10.58	7.42	10.71
06-632	Large Cap Blend	DWS ESG Core Equity S: Class S Investment Advisor: DWS Americas	0.7		-10.36	7.69	10.98
06-614	Specialty	DWS RREEF Global Infrastructure S: Class S Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.13	*	2.27	5.86	7.57
06-FPY	Int Government Bond	DWS GNMA A: Class A Investment Advisor: DWS Americas	0.78		-8.80	0.03	0.44
06-FRC	Int Government Bond	DWS GNMA S: Class S Investment Advisor: DWS Americas	0.57		-8.60	0.25	0.69
06-631	World Allocation	DWS RREEF Real Assets S: Class S Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.07	*	-0.21	8.05	5.02
06-617	Specialty	DWS RREEF Real Estate Securities S: Class S Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	0.77		-7.58	6.56	7.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-917	Specialty	DWS RREEF Global Infrastructure A: Class A Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.28	*	2.11	5.68	7.37
06-621	World Allocation	DWS RREEF Real Assets A: Class A Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.22	*	-0.33	7.91	4.86
06-CWH	Specialty	DWS RREEF Real Estate Securities R6: Class Retirement Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	0.52		-7.36	6.79
06-613	Specialty	DWS RREEF Real Estate Securities A: Class A Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	0.97		-7.75	6.32	7.48
06-GGK	Small Cap Blend	DWS Small Cap Core A: Class A Investment Advisor: DWS Americas	1.19		-12.06	8.00	11.53
06-GGM	Small Cap Blend	DWS Small Cap Core S: Class S Investment Advisor: DWS Americas	0.95		-11.85	8.23	11.79
#N/A	Employer Stock	Ennis Inc: Class – N/A Investment Advisor: 0			-1.35	5.39	6.85
06-FTX	Small Cap Growth	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.88	*	-26.88	6.13
06-4NJ	Intermediate Term Bond	Federated Hermes Corporate Bond R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.59	*	-13.18	1.47
06-3GV	High Yield Bond	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.49	*	-12.47	1.78
06-CHH	Foreign Growth	Federated Hermes International Equity A: Class A Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Polaris Capital Management, LLC	1.19	*	-24.77	3.77	7.31
06-CHJ	Foreign Growth	Federated Hermes International Equity IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Polaris Capital Management, LLC	0.94	*	-24.57	4.04	7.62
06-065	Foreign Blend	Federated Hermes International Leaders A: Class A Investment Advisor: Federated Hermes, Inc.	1.23	*	-17.94	2.07	5.93
06-049	Foreign Blend	Federated Hermes Intl Leaders IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.97	*	-17.74	2.33	6.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKN	Foreign Blend	Federated Hermes Intl Leaders R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.92	*	-17.70	2.39
06-066	Large Cap Growth	Federated Hermes Kaufmann Large Cap A: Class A Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	1.09	*	-27.07	8.62	12.29
06-050	Large Cap Growth	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	0.84	*	-26.92	8.89	12.57
06-CXG	Large Cap Growth	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	0.78	*	-26.85	8.97
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	0.9	*	-37.16	10.95
06-067	Large Cap Blend	Federated Hermes MDT All Cap Core A: Class A Investment Advisor: Federated Hermes, Inc.	1.05	*	-10.32	12.14	13.24
06-051	Large Cap Blend	Federated Hermes MDT All Cap Core IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.75	*	-10.04	12.47	13.57
06-4FR	Small Cap Blend	Federated Hermes MDT Small Cap Core A: Class A Investment Advisor: Federated Hermes, Inc.	1.14	*	-18.43	5.37	11.66
06-4FT	Small Cap Blend	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.89	*	-18.20	5.63	11.95
06-3MG	Small Cap Blend	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.88	*	-18.23	5.64
06-FTW	Small Cap Growth	Federated Hermes MDT Small Cap Growth A: Class A Investment Advisor: Federated Hermes, Inc.	1.14	*	-27.05	5.86	11.08
06-FTV	Small Cap Growth	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.89	*	-26.87	6.12	11.35
06-GKM	High Yield Bond	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.72	*	-12.90	2.41
06-918	High Yield Bond	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Advisor: Federated Hermes, Inc.	0.98	*	-13.12	2.14	4.89
06-788	High Yield Bond	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.73	*	-12.78	2.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6GY	Intermediate Term Bond	Federated Hermes Total Return Bond R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.38	*	-9.75	1.78
06-3HR	Large Cap Blend	Fidelity® 500 Index: Class Other Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.015		-10.63	11.29	12.95
06-4N6	Foreign Growth	Fidelity Advisor® China Region Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.8		-31.50
06-028	Large Cap Growth	Fidelity Advisor® Diversified Stock I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59		-12.89	11.90	12.90
06-280	Foreign Growth	Fidelity Advisor® Diversified Intl M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	1.41		-23.31	2.86	6.28
06-045	Large Cap Growth	Fidelity Advisor® Diversified Stock M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13		-13.35	11.29	12.25
06-255	Large Cap Value	Fidelity Advisor® Dividend Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07		-8.63	7.49	9.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-120	Large Cap Growth	Fidelity Advisor® Equity Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	-17.42	14.67	14.68
06-260	Large Cap Value	Fidelity Advisor® Equity Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.14	-1.83	7.13	9.29
06-46H	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2015 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.23	-12.77
06-43N	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2020 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.24	-14.23
06-43P	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2025 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.25	-15.00
06-43R	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2030 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.26	-15.47
06-43T	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2035 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.28	-16.58
06-43V	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2040 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.54
06-43W	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2045 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.72
06-43X	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2050 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.67
06-43Y	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2055 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.68
06-44C	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2060 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.58
06-64C	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2065 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.64
06-44F	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend Inc Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.21	-9.32
06-GHK	Mgd Asset Allocation	Fidelity Advisor Freedom® 2005 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.37	-9.68	3.26

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.74	-11.45	3.43	4.84
06-CCH	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.49	-11.29	3.69	5.10
06-195	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	0.99	-11.65	3.18	4.58
06-GHM	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.38	-11.09	3.84
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.79	-12.94	3.93	5.35
06-CCJ	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.54	-12.72	4.19	5.60
06-101	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.04	-13.18	3.66	5.07
06-GHN	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.4	-12.67	4.32
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.83	-14.49	4.30	5.81
06-CCK	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.58	-14.21	4.57	6.08
06-102	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.08	-14.68	4.04	5.55
06-GHP	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.42	-14.08	4.74
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.87	-15.24	4.68	6.50
06-CCM	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.62	-14.98	4.95	6.77
06-103	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.12	-15.37	4.43	6.24
06-GHR	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.44	-14.83	5.15
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.91	-15.66	5.39	7.20
06-CCN	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.66	-15.45	5.64	7.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-106	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.16	-15.87	5.12	6.93
06-GHT	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.46	-15.28	5.88
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.96	-16.82	6.16	8.03
06-CCP	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.71	-16.66	6.42	8.29
06-107	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.21	-17.05	5.88	7.75
06-GHV	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.48	-16.49	6.66
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.75	6.46	8.22
06-CCR	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.58	6.73	8.50
06-108	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-17.96	6.20	7.95
06-GHW	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.37	7.01
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.85	6.46	8.29
06-CCT	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.68	6.70	8.56
06-284	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.02	6.19	8.02
06-GHX	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.44	6.98
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.89	6.44	8.33
06-CCV	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.71	6.70	8.60
06-286	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.12	6.16	8.05
06-GHY	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.48	6.97

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.88	6.44	8.41
06-CCW	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.69	6.70	8.69
06-394	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.04	6.18	8.15
06-GJC	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.44	6.97
06-CCX	Mgd Asset Allocation	Fidelity Advisor Freedom® 2060 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.66	6.72
06-CHG	Mgd Asset Allocation	Fidelity Advisor Freedom® 2060 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.07	6.17
06-GJF	Mgd Asset Allocation	Fidelity Advisor Freedom® 2060 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.49	6.97
06-63P	Mgd Asset Allocation	Fidelity Advisor Freedom® 2065 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.65
06-63V	Mgd Asset Allocation	Fidelity Advisor Freedom® 2065 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.04
06-63Y	Mgd Asset Allocation	Fidelity Advisor Freedom® 2065 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.41
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® Income A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.72	-9.66	2.40	3.08
06-CCG	Mgd Asset Allocation	Fidelity Advisor Freedom® Income I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.47	-9.46	2.65	3.34
06-111	Mgd Asset Allocation	Fidelity Advisor Freedom® Income M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	0.97	-9.87	2.15	2.82
06-GJG	Mgd Asset Allocation	Fidelity Advisor Freedom® Income Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.37	-9.29	2.78
06-4RH	Large Cap Growth	Fidelity Advisor® Growth Opps Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	-37.07	16.90

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-265	Large Cap Value	Fidelity Advisor® Growth & Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.16	-7.45	8.77	10.94
06-125	Large Cap Growth	Fidelity Advisor® Growth Opps M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.28	-37.46	16.18	15.48
06-4G3	Specialty	Fidelity Advisor® Industrials Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64	-13.76
06-155	Foreign Growth	Fidelity Advisor® Intl Capital App M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	1.49	-25.67	4.22	7.52
06-4G4	Specialty	Fidelity Advisor® Intl Real Estate Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.81	-17.31
06-4XH	Foreign Small/Mid Eqty	Fidelity Advisor® Intl Small Cap Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.89	-17.42
06-232	Large Cap Blend	Fidelity Advisor® Leveraged Co Stk A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.05	-20.34	7.49	10.05

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-233	Large Cap Blend	Fidelity Advisor® Leveraged Co Stk M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.3	-20.53	7.23	9.79
06-295	Large Cap Growth	Fidelity Advisor® New Insights A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.93	-21.80	9.04	11.20
06-166	Large Cap Growth	Fidelity Advisor® New Insights M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.18	-21.97	8.77	10.93
06-165	Foreign Growth	Fidelity Advisor® Overseas M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.65	-22.51	2.75	5.92
06-GKP	Specialty	Fidelity Advisor® Real Estate Income I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.71	-6.95	4.36	6.39
06-392	Specialty	Fidelity Advisor® Real Estate A: Class A Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.09	-8.42	3.50	5.95
06-047	Specialty	Fidelity Advisor® Real Estate I: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.88	-8.21	3.76	6.22

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-391	Specialty	Fidelity Advisor® Real Estate M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31	-8.61	3.27	5.71
06-393	Small Cap Blend	Fidelity Advisor® Small Cap A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	-19.87	5.89	9.16
06-275	Small Cap Blend	Fidelity Advisor® Small Cap M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.46	-20.08	5.64	8.91
06-4TT	Small Cap Value	Fidelity Advisor® Small Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.85	-10.53
06-841	Large Cap Growth	Fidelity Advisor® Stock Sel All Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	-16.70	9.48
06-270	Mid Cap Blend	Fidelity Advisor® Stock Selec Mid Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29	-14.73	7.71	10.07
06-026	Balanced	Fidelity Advisor® Strategic Div & Inc® I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72	-6.24	7.67	9.10

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-110	Multisector Bond	Fidelity Advisor® Strategic Income A: Class A Investment Advisor: Fidelity Management and Research Company Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.97		-11.31	1.61	2.84
06-043	Balanced	Fidelity Advisor® Strategic Div & Inc® M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22		-6.68	7.12	8.54
06-4N4	Specialty	Fidelity Advisor® Technology Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6		-24.40
06-027	Intermediate Term Bond	Fidelity Advisor® Total Bond I: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.5		-10.92	1.39	2.20
06-044	Intermediate Term Bond	Fidelity Advisor® Total Bond M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.75		-11.22	1.14	1.94
06-322	Mid Cap Value	Fidelity Advisor® Value A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	*	-9.20	7.92	11.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-323	Mid Cap Value	Fidelity Advisor® Value M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.4	*	-9.42	7.63	10.80
06-FTY	Balanced	Fidelity Advisor® Balanced I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;Fidelity Investments Money Mgmt Inc;FMR Co., Inc. (FMRC);	0.57		-12.88	8.58	9.41
06-FVC	Balanced	Fidelity Advisor® Balanced M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;Fidelity Investments Money Mgmt Inc;FMR Co., Inc. (FMRC);	1.07		-13.31	8.03	8.86
06-FVF	Balanced	Fidelity Advisor® Balanced Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;Fidelity Investments Money Mgmt Inc;FMR Co., Inc. (FMRC);	0.45		-12.78	8.71
06-FVG	Foreign Growth	Fidelity Advisor® Diversified Intl Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.76		-22.81	3.56
06-FVH	Large Cap Growth	Fidelity Advisor® Diversified Stock Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.48		-12.79	12.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-34W	Specialty	Fidelity Advisor® Energy I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.79		43.68	6.33	3.62
06-34X	Specialty	Fidelity Advisor® Energy M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.38		42.89	5.73	3.06
06-FVJ	Foreign Growth	Fidelity Advisor® Intl Capital App Z: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.85		-25.20	4.90
06-3HN	Mid Cap Value	Fidelity Advisor® Mid Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45		-7.06	5.10
06-FVK	Large Cap Growth	Fidelity Advisor® New Insights Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.56		-21.51	9.45
06-FVM	Intermediate Term Bond	Fidelity Advisor® Total Bond Z: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.36	*	-10.80	1.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6FN	Large Cap Growth	Fidelity® Blue Chip Growth K6: Class Retirement Investment Advisor: Fidelity Management Trust Company Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45		-31.69	14.21
06-3WN	Diversified Emerging Markets	Fidelity® Emerging Markets Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.075		-25.09	2.07	3.01
06-3WJ	Mid Cap Blend	Fidelity® Extended Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-29.92	6.43	10.26
06-4C3	Mgd Asset Allocation	Fidelity Freedom® Index 2005 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-8.95	3.16	3.92
06-67X	Mgd Asset Allocation	Fidelity Freedom® Index 2005 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-8.93
06-49Y	Mgd Asset Allocation	Fidelity Freedom® Index 2010 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-10.40	3.69	4.75
06-67Y	Mgd Asset Allocation	Fidelity Freedom® Index 2010 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-10.31
06-4C4	Mgd Asset Allocation	Fidelity Freedom® Index 2015 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-11.71	4.22	5.29
06-69C	Mgd Asset Allocation	Fidelity Freedom® Index 2015 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-11.69
06-4C6	Mgd Asset Allocation	Fidelity Freedom® Index 2020 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-13.09	4.63	5.77
06-69F	Mgd Asset Allocation	Fidelity Freedom® Index 2020 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-13.07
06-4C7	Mgd Asset Allocation	Fidelity Freedom® Index 2025 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-13.76	5.04	6.49
06-69G	Mgd Asset Allocation	Fidelity Freedom® Index 2025 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-13.73
06-4C9	Mgd Asset Allocation	Fidelity Freedom® Index 2030 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-14.14	5.74	7.24
06-69H	Mgd Asset Allocation	Fidelity Freedom® Index 2030 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-14.11

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4CC	Mgd Asset Allocation	Fidelity Freedom® Index 2035 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.16	6.56	8.12
06-69J	Mgd Asset Allocation	Fidelity Freedom® Index 2035 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.07
06-4CF	Mgd Asset Allocation	Fidelity Freedom® Index 2040 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.87	6.95	8.37
06-69K	Mgd Asset Allocation	Fidelity Freedom® Index 2040 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.88
06-4CG	Mgd Asset Allocation	Fidelity Freedom® Index 2045 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.97	6.93	8.41
06-69M	Mgd Asset Allocation	Fidelity Freedom® Index 2045 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.92
06-4CH	Mgd Asset Allocation	Fidelity Freedom® Index 2050 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.98	6.93	8.44
06-69N	Mgd Asset Allocation	Fidelity Freedom® Index 2050 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.94
06-4CJ	Mgd Asset Allocation	Fidelity Freedom® Index 2055 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-16.03	6.92	8.54
06-69P	Mgd Asset Allocation	Fidelity Freedom® Index 2055 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.93
06-4CK	Mgd Asset Allocation	Fidelity Freedom® Index 2060 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-16.02	6.93
06-69R	Mgd Asset Allocation	Fidelity Freedom® Index 2060 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.93
06-4F3	Mgd Asset Allocation	Fidelity Freedom® Index 2065 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.99
06-69T	Mgd Asset Allocation	Fidelity Freedom® Index 2065 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.92
06-4F4	Mgd Asset Allocation	Fidelity Freedom® Index Income Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-8.62	2.64	2.94
06-67W	Mgd Asset Allocation	Fidelity Freedom® Index Income Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-8.64

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3WK	Inflation-Protec Bond	Fidelity® Inflation-Prot Bd Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05		-5.29	3.12	1.65
06-3HX	Foreign Blend	Fidelity® International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-17.33	2.37	5.55
06-4H6	Foreign Blend	Fidelity® Intl Sustainability Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.2		-20.86	2.55
06-4RK	Large Cap Growth	Fidelity® Large Cap Growth Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-18.80	14.23
06-4RJ	Large Cap Value	Fidelity® Large Cap Value Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-6.87	7.15
06-3HW	Mid Cap Blend	Fidelity® Mid Cap Index: Class No Load Investment Advisor: Geode Capital Management, LLC Investment Subadvisor: Geode Capital Management, LLC	0.025		-17.31	7.95	11.28
06-4N3	Balanced	Fidelity® Multi-Asset Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC	0.11	*	-14.99	6.96	9.03
06-3WP	Specialty	Fidelity® Real Estate Index: Class No Load Investment Advisor: Geode Capital Management, LLC Investment Subadvisor: Geode Capital Management, LLC	0.07		-8.02	3.65	6.25
06-3HV	Small Cap Blend	Fidelity® Small Cap Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.025		-25.20	5.25	9.51
06-4H4	Intermediate Term Bond	Fidelity® Sustainability Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.1		-10.28
06-3MR	Large Cap Blend	Fidelity® Total Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.015		-14.22	10.49	12.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-3WH	Foreign Blend	Fidelity® Total International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.06	-19.43	2.60
06-3HT	Intermediate Term Bond	Fidelity® US Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.025	-10.35	0.86	1.50
06-3X3	Large Cap Blend	Fidelity® U.S. Sustainability Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.11	-10.64	11.76
06-230	Balanced	Fidelity® VIP Asset Manager Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	-12.80	4.90	6.22
06-245	Large Cap Growth	Fidelity® VIP Contrafund Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	-18.16	10.37	12.00
06-205	Large Cap Value	Fidelity® VIP Equity-Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51	-4.29	8.56	10.37
#N/A		Fidelity® VIP Floating Rate Hi Inc Init: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72	-3.23	2.63
06-250	Cash	Fidelity® VIP Government Money Mkt Init: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.23	0.12	0.91	0.51

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
#N/A		Fidelity® VIP Growth & Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.52	-7.25	9.33	11.58
06-210	Large Cap Growth	Fidelity® VIP Growth Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61	-17.08	15.33	15.36
#N/A		Fidelity® VIP Growth Opportunities Init: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.63	-37.06	16.38	16.01
06-215	High Yield Bond	Fidelity® VIP High Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	-12.78	1.03	3.34
06-225	Large Cap Blend	Fidelity® VIP Index 500 Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.1	-10.73	11.18	12.84
06-941		Fidelity® VIP Mid Cap Service 2: Class S Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.86	-14.52	6.23	9.62
06-220	Foreign Growth	Fidelity® VIP Overseas Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77	-22.08	3.43	6.51

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
#N/A		Fidelity® VIP Strategic Income Initial: Class A Investment Advisor: Fidelity Management and Research Company Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.66		-11.07	1.79	2.98
#N/A		Fidelity® VIP Value Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64		-3.27	9.20	11.68
06-3VC	World Allocation	First Eagle Global R6: Class Retirement Investment Advisor: First Eagle Investment Mgt, LLC	0.78		-8.31	5.27
06-3VF	Foreign Blend	First Eagle Overseas R6: Class Retirement Investment Advisor: First Eagle Investment Mgt, LLC	0.79		-10.51	2.45
06-908		Franklin Allocation VIP 1: Class No Load Investment Advisor: Franklin Templeton Invts	0.57	*	-13.01	3.65	6.73
06-3RY	Large Cap Growth	Franklin DynaTech R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.46		-35.35	12.67
06-3T3	Large Cap Value	Franklin Equity Income R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.51	*	-4.65	8.80
06-CMX	Large Cap Growth	Franklin Growth Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.54		-19.65	11.00	12.92
06-CNW	Large Cap Growth	Franklin Growth Opportunities Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.66		-31.99	10.66	12.21
06-CMW	Large Cap Growth	Franklin Growth Opportunities R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.16		-32.32	10.12	11.66
06-4PN	Large Cap Growth	Franklin Growth Opportunities R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.58		-31.94	10.78
06-FXP	Large Cap Growth	Franklin Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.47		-19.59	11.11
06-819	Large Cap Growth	Franklin Growth A: Class A Investment Advisor: Franklin Templeton Investments	0.79		-19.85	10.72	12.64
06-818	Large Cap Growth	Franklin Growth R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.04		-20.04	10.45	12.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-719	Balanced	Franklin Income Adv: Class Adv Investment Advisor: Franklin Templeton Invts	0.47		-2.32	5.33	6.38
06-724	Balanced	Franklin Income R: Class Retirement Investment Advisor: Franklin Templeton Invts	0.97		-2.87	4.78	5.82
06-GKR	Balanced	Franklin Income R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.41	*	-2.28	5.47
06-3T4	Foreign Growth	Franklin Intl Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.74	*	-36.03	4.14
06-3TN	Balanced	Franklin Managed Income R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.6	*	-5.28	6.13
06-726	World Stock	Franklin Mutual Global Discovery R: Class Retirement Investment Advisor: Franklin Templeton Invts	1.52	*	-7.07	2.97	6.54
06-FXR	World Stock	Franklin Mutual Global Discovery R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.92	*	-6.53	3.59
06-723	World Stock	Franklin Mutual Global Discovery Z: Class Inst Investment Advisor: Franklin Templeton Invts	1.02	*	-6.62	3.48	7.07
06-3T6	World Allocation	Franklin Mutual Quest R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.82	*	-5.66	1.93
06-4PG	Specialty	Franklin Real Estate Securities R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.65	*	-5.48	6.11
06-3T7	Large Cap Blend	Franklin Rising Dividends R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.53		-7.10	11.17
06-3T9	Small Cap Growth	Franklin Small Cap Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.65	*	-38.54	7.27
06-CMY	Small Cap Value	Franklin Small Cap Value Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.75	***	-13.81	6.17	9.86
06-GKT	Small Cap Value	Franklin Small Cap Value R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.6	***	-13.68	6.35
06-CNC	Mid Cap Growth	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.61	*	-34.87	9.28	10.83
06-890	Mid Cap Growth	Franklin Small-Mid Cap Growth R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.11	*	-35.18	8.75	10.28
06-247	Small Cap Value	Franklin Small Cap Value A: Class A Investment Advisor: Franklin Templeton Investments	1		-14.03	5.90	9.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-248	Small Cap Value	Franklin Small Cap Value R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.25	***	-14.24	5.64	9.32
06-3TC	Mid Cap Growth	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.5	*	-34.80	9.44
#N/A		Franklin Small Mid Cap Growth VIP 1: Class No Load Investment Advisor: Franklin Templeton Investments	0.83		-34.86	8.92	10.50
06-821	Multisector Bond	Franklin Strategic Income A: Class A Investment Advisor: Franklin Templeton Investments	0.87	*	-11.05	0.14	1.84
06-915	Multisector Bond	Franklin Strategic Income R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.12	*	-11.32	-0.11	1.58
06-CXH	Multisector Bond	Franklin Strategic Income R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.51	*	-10.71	0.52
06-CNF	Multisector Bond	Franklin Strategic Income Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.62	*	-10.81	0.39	2.09
06-906		Franklin Small Cap Value VIP 1: Class No Load Investment Advisor: Franklin Templeton Investments	0.66		-13.61	6.04	10.13
06-3RV	Int Government Bond	Franklin US Government Secs R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.51	*	-7.82	0.20
06-FPC	Specialty	Franklin Utilities Adv: Class Adv Investment Advisor: Franklin Templeton Invts	0.57		14.06	9.20	10.06
06-FPN	Specialty	Franklin Utilities R: Class Retirement Investment Advisor: Franklin Templeton Invts	1.07		13.48	8.66	9.51
06-FNP	Specialty	Franklin Utilities R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.5	*	14.15	9.29
06-GKV	Multisector Bond	Frost Credit Institutional: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.71		-7.00	2.75
06-GKW	Large Cap Growth	Frost Growth Equity Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.63		-21.54	12.73	13.21
06-GKX	Short Term Bond	Frost Total Return Bond Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.46		-4.38	1.88	3.10
06-909		Templeton Foreign VIP 2: Class B Investment Advisor: Franklin Templeton Invts	1.06	*	-16.13	-1.75	2.55
06-4PV	Intermediate Term Bond	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.37	*	-11.50	1.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4NP	Mid Cap Growth	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.88		-33.56	9.85
06-46M	Small Cap Blend	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	*	-21.68	5.27
06-FXT	Large Cap Blend	Goldman Sachs US Equity Insights R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.54	*	-12.64	9.81
06-CGK		Goldman Sachs VIT Government MMkt Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	0.43	*	0.10	0.81	0.43
06-3GG	Diversified Emerging Markets	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	1.02	*	-32.98	2.91
06-249	World Allocation	Goldman Sachs Growth Strategy Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.61	*	-13.99	5.97	7.61
06-251	World Allocation	Goldman Sachs Growth Strategy Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.11	*	-14.42	5.43	7.09
06-367	Foreign Blend	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.8	*	-18.00	1.63	6.03
06-CXM	Foreign Blend	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.79	*	-18.00	1.64
06-368	Foreign Blend	Goldman Sachs Intl Eq Insghts S: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.3	*	-18.38	1.13	5.50
06-CXP	Large Cap Value	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.55	*	-5.93	6.85
06-068	Large Cap Value	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06	*	-6.42	6.29	10.11
06-052	Large Cap Value	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.68	*	-6.06	6.69	10.51
06-CXN	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.53	*	-18.38	11.88
06-CKX	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.66	*	-18.49	11.73	13.93
06-CKY	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.04	*	-18.79	11.31	13.52
06-727	Mid Cap Growth	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98	*	-28.52	9.23	10.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CXK	Mid Cap Growth	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.89	*	-28.43	9.34
06-729	Mid Cap Growth	Goldman Sachs Mid Cap Growth Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.4	*	-28.74	8.80	9.98
06-252	Mid Cap Blend	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.84		-6.72	8.40	10.33
06-CXR	Mid Cap Blend	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83		-6.70	8.41
06-253	Mid Cap Blend	Goldman Sachs Mid Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.34		-7.17	7.87	9.78
06-CGH	Cash	Goldman Sachs FS Government Adm: Class Other Investment Advisor: Goldman Sachs Asset Management, L.P.	0.43	**	0.12	0.82	0.43
06-CXJ	Cash	Goldman Sachs FS Government R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18	**	0.19	0.99
06-CGJ	Cash	Goldman Sachs FS Government Res: Class Other Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	**	0.05	0.59	0.30
06-842	World Allocation	Goldman Sachs Satellite Strategies Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.5	*	-14.74	1.42	2.78
06-728	World Allocation	Goldman Sachs Satellite Strategies Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	1.12	*	-14.44	1.80	3.14
06-254	Small Cap Blend	Goldman Sachs Small Cap Value Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96	*	-13.30	4.39	9.25
06-CXT	Small Cap Blend	Goldman Sachs Small Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.95	*	-13.28	4.40
06-256	Small Cap Blend	Goldman Sachs Small Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.46	*	-13.73	3.86	8.71
06-257	Specialty	Goldman Sachs Technology Opps Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.95	*	-29.95	13.69	14.77
06-258	Specialty	Goldman Sachs Technology Opps Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.45	*	-30.29	13.13	14.20
06-053	Large Cap Blend	Goldman Sachs US Equity Insights Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.67	*	-12.75	9.66	12.33
06-069	Large Cap Blend	Goldman Sachs US Equity Insights Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.05	*	-13.07	9.26	11.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-3MT	World Stock	GuideStone Funds Aggressive Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	1.14	-19.88	5.68	8.32
06-3MV	Balanced	GuideStone Funds Balanced Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	0.98	-14.41	3.28	4.52
06-3MW	Balanced	GuideStone Funds Conservative Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	0.91	-9.48	2.21	2.61
06-3MX	Balanced	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;American Century Investment Management, Inc;Neuberger Berman Investment Advisers LLC;	0.93	-9.14	5.83	8.01
06-3YV	Diversified Emerging Markets	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Goldman Sachs Asset Management, L.P.; Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.05	-27.20	1.19
06-3YW	Large Cap Blend	GuideStone Funds Equity Index Instl: Class Inst Investment Advisor: Legal & General Investment Management America Inc Investment Subadvisor: Legal & General Investment Management America Inc	0.12	-11.41	11.19	12.81
06-43C	Specialty	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Heitman Real Estate Securities LLC;RREEF America L.L.C.;	0.8	-12.22	4.37
06-3YY	World Bond	GuideStone Funds Global Bond Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC; Neuberger Berman Investment Advisers LLC;	0.57	-15.07	-0.72
06-3MY	Balanced	GuideStone Funds Growth Allocation Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	1.08	-17.34	4.57	6.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-43F	Large Cap Growth	GuideStone Funds Growth Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Loomis, Sayles & Company LP;Brown Advisory LLC;Sands Capital Management, LLC;Parametric Portfolio Associates LLC; ClearBridge Investments, LLC;	0.65		-31.35	9.90	11.93
06-43G	Foreign Blend	GuideStone Funds International Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;AQR Capital Management LLC;Harris Associates L.P.;WCM Investment Management, LLC;	0.88		-18.84	2.10	5.29
06-43H	Intermediate Term Bond	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Goldman Sachs Asset Management, L.P.; Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC;	0.39		-12.35	0.76	1.72
06-43J	Small Cap Blend	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;	0.91		-19.11	7.00	9.46
06-43M	Large Cap Value	GuideStone Funds Value Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: TCW Investment Management Co LLC;London Company of Virginia;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.64		-5.83	7.34	10.38
06-49R	Large Cap Growth	Harbor Capital Appreciation Retirement: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.57	*	-32.06	12.14
06-49T	Mid Cap Value	Harbor Mid Cap Value Retirement: Class Retirement Investment Advisor: LSV Asset Management Investment Subadvisor: LSV Asset Management	0.77	*	-9.42	3.77
06-3P9	Balanced	Hartford Balanced Income R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.53		-8.20	5.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3XH	World Stock	Hartford Climate Opportunities R6: Class Retirement Investment Advisor: Hartford Investment Management Co Investment Subadvisor: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69	*	-18.67	8.21
06-3YJ	Large Cap Blend	Hartford Core Equity R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.36		-12.34	11.35
06-3NY	Large Cap Value	Hartford Dividend and Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.63		-1.54	10.89
06-3P4	Large Cap Growth	Hartford Growth Opportunities R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.73		-38.69	9.36
06-3WC	Foreign Growth	Hartford International Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.85		-34.68
06-3F7	Foreign Blend	Hartford International Opportunities R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.69		-19.60	2.85
06-39R	Mid Cap Growth	Hartford MidCap R3: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	1.45		-25.84	5.96	10.57
06-39P	Mid Cap Growth	Hartford MidCap R4: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	1.15		-25.61	6.29	10.92
06-39T	Mid Cap Growth	Hartford MidCap R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.73		-25.32	6.71
06-3CT	Mid Cap Blend	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadvisor: Schroder Investment Management North America Inc.	1.22		-9.85	6.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3NX	Foreign Blend	Hartford Schroders International Stk SDR: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.71		-20.53	5.89
06-3NW	Foreign Value	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.75		-13.05	1.89
06-3P6	Intermediate Term Bond	Hartford Total Return Bond R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.32		-12.11	1.14
06-3YH	World Bond	Hartford World Bond R4: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	1.03		-5.80	0.74	1.34
06-3P7	World Bond	Hartford World Bond R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.62		-5.36	1.13
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Advisor: Invesco Advisers, Inc	0.97		-27.93	10.18	12.49
06-070	Mid Cap Value	Invesco American Value A: Class A Investment Advisor: Invesco Advisers, Inc	1.18		-9.10	5.07	7.98
06-4HF	Mid Cap Value	Invesco American Value R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.75		-8.73	5.50
06-054	Mid Cap Value	Invesco American Value Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.93		-8.85	5.34	8.25
06-771	Large Cap Value	Invesco Comstock A: Class A Investment Advisor: Invesco Advisers, Inc	0.82		-0.37	8.94	11.01
06-772	Large Cap Value	Invesco Comstock R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.07		-0.63	8.67	10.73
06-4PM	Large Cap Value	Invesco Comstock R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.42		0.01	9.38
06-317	Large Cap Value	Invesco Comstock Select A: Class A Investment Advisor: Invesco Advisers, Inc	0.96	*	-0.91	8.34	10.40
06-762	Large Cap Value	Invesco Comstock Select Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.71	*	-0.68	8.59	10.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-926	Intermediate Term Bond	Invesco Core Bond A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.71	*	-12.20	0.81	2.12
06-894	Intermediate Term Bond	Invesco Core Bond Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.46	*	-12.05	1.09	2.35
06-3G7	Intermediate Term Bond	Invesco Core Plus Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.42	*	-13.53	0.98
06-3W4	Intermediate Term Bond	Invesco Corporate Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.35		-15.81	1.66
06-466	Diversified Emerging Markets	Invesco Developing Markets A: Class A Investment Advisor: Invesco Advisers, Inc	1.2	***	-35.11	0.03	2.33
06-DDD	Diversified Emerging Markets	Invesco Developing Markets R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.81	***	-34.86	0.43	2.77
06-571	Diversified Emerging Markets	Invesco Developing Markets Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.95	***	-34.95	0.28	2.60
06-4HH	Mid Cap Growth	Invesco Discovery Mid Cap Growth R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.28		-27.78	9.80	10.92
06-4H9	Mid Cap Growth	Invesco Discovery Mid Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc	1.03		-27.64	10.06	11.21
06-4HC	Mid Cap Growth	Invesco Discovery Mid Cap Growth R5: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.72		-27.41
06-3F3	Mid Cap Growth	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.65		-27.38	10.51
06-816	Large Cap Value	Invesco Diversified Dividend A: Class A Investment Advisor: Invesco Advisers, Inc	0.81		-3.03	5.81	9.51
06-817	Large Cap Value	Invesco Diversified Dividend Investor: Class Inv Investment Advisor: Invesco Advisers, Inc	0.7		-2.94	5.88	9.57
06-CXV	Large Cap Value	Invesco Diversified Dividend R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.43		-2.67	6.22
06-835	Specialty	Invesco Energy A: Class A Investment Advisor: Invesco Advisers, Inc	1.57		40.49	3.30	-1.04
06-810	Specialty	Invesco Energy Inv: Class Inv Investment Advisor: Invesco Advisers, Inc	1.57		40.42	3.31	-1.05
06-46C	Large Cap Blend	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Advisor: Invesco Capital Management LLC Investment Subadvisor: Invesco Capital Management LLC	0.16		-9.56	9.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-193	Foreign Growth	Invesco EQV International Equity R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.57		-22.40	1.51	4.38
06-192	Foreign Growth	Invesco EQV International Equity R5: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.99		-21.93	2.11	4.99
06-CXW	Foreign Growth	Invesco EQV International Equity R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.91		-21.87	2.20
06-4FY	Foreign Small/Mid Eqty	Invesco EQV Intl Small Company R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.07		-13.00	3.79
06-071	Specialty	Invesco Floating Rate ESG A: Class A Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Senior Secured Management Inc	1.06		-4.17	2.18	3.23
06-FXV	Specialty	Invesco Floating Rate ESG R6: Class Retirement Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Senior Secured Management Inc	0.74		-3.72	2.52
06-055	Specialty	Invesco Floating Rate ESG Y: Class Inst Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Senior Secured Management Inc	0.81		-3.93	2.43	3.48
06-763	World Stock	Invesco Global A: Class A Investment Advisor: Invesco Advisers, Inc	1.03		-29.57	5.31	9.22
06-FYW	World Stock	Invesco Global Opportunities R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.68		-43.32	1.65	9.34
06-556	World Stock	Invesco Global Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc	1.04		-43.53	1.26	8.89
06-843	World Stock	Invesco Global Opportunities Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.8		-43.40	1.50	9.16
06-FYV	World Stock	Invesco Global R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.66		-29.33	5.72	9.67
06-288	Multisector Bond	Invesco Global Strategic Income A: Class A Investment Advisor: Invesco Advisers, Inc	1.01	*	-15.36	-1.69	0.82
06-751	Multisector Bond	Invesco Global Strategic Income Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.77	*	-14.92	-1.40	1.09
06-752	World Stock	Invesco Global Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.8		-29.41	5.56	9.48
06-463	Specialty	Invesco Gold & Special Minerals A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	1.05		-24.30	6.02	-1.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-753	Specialty	Invesco Gold & Special Minerals Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.81		-24.11	6.26	-1.76
06-34Y	Specialty	Invesco Gold & Special Minerals R6: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.66		-24.00	6.44
06-845	Specialty	Invesco Health Care A: Class A Investment Advisor: Invesco Advisers, Inc	1.02		-12.59	7.08	10.39
06-815	Specialty	Invesco Health Care Invstor: Class Inv Investment Advisor: Invesco Advisers, Inc	1.02		-12.61	7.07	10.38
06-465	Specialty	Invesco Income Advantage Intl A: Class A Investment Advisor: Invesco Advisers, Inc	1.24	*	-12.78	0.89	4.43
06-229	Specialty	Invesco Income Advantage Intl R5: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.99	*	-12.56	1.27	4.85
06-297	World Bond	Invesco International Bond A: Class A Investment Advisor: Invesco Advisers, Inc	1.02	*	-20.82	-3.16	-0.44
06-FYX	World Bond	Invesco International Bond R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.66		-20.71	-2.79	-0.02
06-754	World Bond	Invesco International Bond Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.77	*	-20.60	-2.92	-0.18
06-764	Foreign Small/Mid Eqty	Invesco International Small-Mid Com A: Class A Investment Advisor: Invesco Advisers, Inc	1.31		-28.62	3.83	11.01
06-FCC	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.95		-28.36	4.23	11.47
06-757	Foreign Small/Mid Eqty	Invesco International Small-Mid Com Y: Class Inst Investment Advisor: Invesco Advisers, Inc	1.07		-28.44	4.08	11.30
06-766	Large Cap Blend	Invesco Main Street All Cap A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	1.07		-14.07	8.94	10.34
06-758	Large Cap Blend	Invesco Main Street All Cap Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.83		-13.86	9.21	10.62
06-262	Mid Cap Blend	Invesco Main Street Mid Cap A: Class A Investment Advisor: Invesco Advisers, Inc	1.06		-14.73	5.89	9.17
06-4HG	Mid Cap Blend	Invesco Main Street Mid Cap R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.31		-14.93	5.64	8.89
06-759	Mid Cap Blend	Invesco Main Street Mid Cap Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.81		-14.52	6.17	9.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-319	Foreign Growth	Invesco Oppenheimer International Gr A: Class A Investment Advisor: Invesco Advisers, Inc	1.1		-28.03	1.22	5.16
06-FNC	Foreign Growth	Invesco Oppenheimer International Gr R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.7		-27.78	1.63	5.61
06-756	Foreign Growth	Invesco Oppenheimer International Gr Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.85		-27.88	1.47	5.42
06-924	Balanced	Invesco Active Allocation A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	1		-17.80	4.21	6.75
06-893	Balanced	Invesco Active Allocation Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.76		-17.64	4.44	7.01
06-078	Specialty	Invesco Senior Floating Rate A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadvisor: Invesco Senior Secured Management Inc	1.08	*	-0.86	0.57	2.56
06-GCC	Specialty	Invesco Senior Floating Rate R6: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadvisor: Invesco Senior Secured Management Inc	0.75		-0.41	0.94
06-062	Specialty	Invesco Senior Floating Rate Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadvisor: Invesco Senior Secured Management Inc	0.83	*	-0.63	0.84	2.82
06-320	Small Cap Growth	Invesco Small Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc	1.14		-39.27	5.84	10.12
06-595	Small Cap Growth	Invesco Small Cap Growth R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.39		-39.43	5.57	9.84
06-CXX	Small Cap Growth	Invesco Small Cap Growth R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.7		-39.03	6.31
06-6CH	Specialty	Invesco SteelPath MLP Income R6: Class Inst Investment Advisor: OFI SteelPath, Inc.	1.07		4.81	3.21
06-855	Specialty	Invesco Technology A: Class A Investment Advisor: Invesco Advisers, Inc	1.1		-31.77	10.38	11.51
06-805	Specialty	Invesco Technology Investor: Class Inv Investment Advisor: Invesco Advisers, Inc	1		-31.70	10.49	11.60
#N/A		Invesco VI American Value I: Class No Load Investment Advisor: Invesco Advisers, Inc	0.88		-8.51	5.42	8.19
06-826		Invesco VI Core Equity II: Class B Investment Advisor: Invesco Advisers, Inc	1.05		-14.23	6.63	8.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
#N/A		Invesco VI Core Plus Bond I: Class – N/A Investment Advisor: Invesco Advisers, Inc	0.62	*	-12.41	1.09	2.89
06-861		Invesco VI Diversified Dividend I: Class No Load Investment Advisor: Invesco Advisers, Inc	0.68		-2.89	5.91	10.01
06-827		Invesco VI International Eq II: Class B Investment Advisor: Invesco Advisers, Inc	1.14		-22.16	1.93	4.77
06-813	Mid Cap Value	Invesco Value Opportunities R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.47		-5.06	7.70	9.38
06-814	Mid Cap Value	Invesco Value Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc	1.22		-4.85	7.96	9.65
#N/A		Invesco V.I. Discovery Mid Cap Growth I: Class Inst Investment Advisor: Invesco Advisers, Inc	0.83		-27.48	10.40	11.68
06-815		Invesco VI Health Care I: Class Inst Investment Advisor: Invesco Advisers, Inc	0.97		-12.39	7.34	10.38
06-830		Invesco VI High Yield I: Class – N/A Investment Advisor: Invesco Advisers, Inc	0.94		-11.48	1.09	3.43
#N/A		Invesco V.I. Main Street Small Cap I: Class Inst Investment Advisor: Invesco Advisers, Inc	0.84		-17.13	7.24	11.08
06-825		Invesco VI Global Real Estate I: Class – N/A Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Asset Management Ltd	0.97		-11.75	1.72	4.33
06-3VK	Foreign Blend	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Fund Advisors	0.04		-17.20	2.38	5.36
06-46N	Foreign Blend	iShares MSCI Total Intl Idx K: Class Retirement Investment Advisor: BlackRock Inc	0.1		-19.43	2.46	4.85
06-46P	Large Cap Blend	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.07		-13.05	10.92	12.70
06-3GM	Mid Cap Blend	iShares Russell Mid-Cap Index K: Class Retirement Investment Advisor: BlackRock Fund Advisors Investment Subadvisor: BlackRock Fund Advisors	0.06		-17.22	7.97
06-3GR	Small Cap Blend	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Fund Advisors	0.07		-25.13	5.22	9.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3G4	Large Cap Blend	iShares S&P 500 Index K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.03		-10.64	11.29	12.91
06-3XR	Large Cap Blend	iShares Total US Stock Market Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors Investment Subadvisor: BlackRock Fund Advisors	0.03		-13.80	10.58
06-3VM	Intermediate Term Bond	iShares US Aggregate Bond Index K: Class Other Investment Advisor: BlackRock Inc	0.05	*	-10.21	0.85	1.44
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Advisor: Intech	1	*	-9.69	7.81	10.77
06-CYC	Balanced	Janus Henderson Balanced N: Class N Investment Advisor: Janus Henderson Investors	0.57		-10.56	8.51	9.08
06-611	Balanced	Janus Henderson VIT Balanced Svc: Class S Investment Advisor: Janus Henderson Investors	0.86		-10.76	8.12	8.77
06-612	Balanced	Janus Henderson Balanced R: Class Retirement Investment Advisor: Janus Henderson Investors	1.32		-11.22	7.71	8.27
06-4TJ	World Bond	Janus Henderson Developed World Bond N: Class N Investment Advisor: Janus Henderson Investors Ltd	0.56		-11.87	1.54
06-CMC	Mid Cap Growth	Janus Henderson Enterprise A: Class A Investment Advisor: Janus Henderson Investors	1.13		-14.90	10.52	13.08
06-CYF	Mid Cap Growth	Janus Henderson Enterprise N: Class N Investment Advisor: Janus Henderson Investors	0.66		-14.50	11.02
06-CMF	Mid Cap Growth	Janus Henderson Enterprise S: Class S Investment Advisor: Janus Henderson Investors	1.16		-14.93	10.47	13.04
06-601	Intermediate Term Bond	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Advisor: Janus Henderson Investors	0.57	*	-10.56	1.36	2.01
06-CYG	Intermediate Term Bond	Janus Henderson Flexible Bond N: Class N Investment Advisor: Janus Henderson Investors	0.43		-10.63	1.51	2.15
06-603	Large Cap Growth	Janus Henderson Forty A: Class A Investment Advisor: Janus Henderson Investors	1.02		-29.56	11.28	13.39
06-602		Janus Henderson VIT Forty Instl: Class Inst Investment Advisor: Janus Henderson Investors	0.77		-29.39	11.58	13.72
06-154	Large Cap Growth	Janus Henderson Forty R: Class Retirement Investment Advisor: Janus Henderson Investors	1.45		-29.85	10.85	12.98
06-3CM	Specialty	Janus Henderson Glb Tech and Innovt N: Class N Investment Advisor: Janus Henderson Investors	0.67		-35.31	13.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-600	World Stock	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Advisor: Janus Henderson Investors	0.77	-18.79	7.76	10.25
06-GMH	Foreign Value	Janus Henderson Global Equity Income A: Class A Investment Advisor: Janus Henderson Investors Ltd	1.14	-5.71	2.51	5.44
06-GMJ	Foreign Value	Janus Henderson Global Equity Income N: Class N Investment Advisor: Janus Henderson Investors Ltd	0.7	-5.40	2.89
06-GMK	Foreign Value	Janus Henderson Global Equity Income S: Class S Investment Advisor: Janus Henderson Investors Ltd	1.21	-5.80	2.35
06-CGW	Specialty	Janus Henderson Global Life Sciences S: Class S Investment Advisor: Janus Capital Management LLC	1.18	-11.24	9.54	14.97
06-CGX	Specialty	Janus Henderson Global Life Sciences T: Class Other Investment Advisor: Janus Capital Management LLC	0.91	-11.01	9.83	15.26
06-3WT	Specialty	Janus Henderson Global Life Sciences N: Class N Investment Advisor: Janus Capital Management LLC	0.67	-10.79
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Advisor: Janus Henderson Investors	1.4	-9.17	9.72	11.83
06-604	Mid Cap Value	Janus Henderson Mid Cap Value A: Class A Investment Advisor: Janus Henderson Investors	0.97	-6.84	4.65	8.11
06-259	Mid Cap Value	Janus Henderson VIT Mid Cap Value Svc: Class S Investment Advisor: Janus Henderson Investors	0.92	-7.36	4.61	8.17
06-261	Mid Cap Value	Janus Henderson Mid Cap Value R: Class Retirement Investment Advisor: Janus Henderson Investors	1.27	-7.14	4.32	7.78
06-3GW	Multisector Bond	Janus Henderson Multi-Sector Income N: Class N Investment Advisor: Janus Capital Management LLC	0.6	-9.91	2.44
06-6CC	Foreign Blend	Janus Henderson Overseas N: Class N Investment Advisor: Janus Henderson Investors	0.82	-14.41	5.94	4.10
06-609		Janus Henderson VIT Overseas Svc: Class S Investment Advisor: Janus Henderson Investors	1.12	-15.04	5.50	4.21
06-888	Large Cap Growth	Janus Henderson Research A: Class A Investment Advisor: Janus Henderson Investors	0.86	-25.19	9.81	12.49
06-919	Large Cap Growth	Janus Henderson Research S: Class S Investment Advisor: Janus Henderson Investors	1.05	-25.34	9.63	12.33
06-FCH	Small Cap Value	Janus Henderson Small Cap Value N: Class N Investment Advisor: Janus Henderson Investors	0.67	-13.09	2.53	7.94
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Advisor: Janus Henderson Investors	1.18	-13.49	2.01	7.41

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-889	Small Cap Growth	Janus Henderson Triton A: Class A Investment Advisor: Janus Henderson Investors	1.29		-24.35	6.63	10.79
06-CYH	Small Cap Growth	Janus Henderson Triton N: Class N Investment Advisor: Janus Henderson Investors	0.66		-24.02	7.11	11.30
06-921	Small Cap Growth	Janus Henderson Triton S: Class S Investment Advisor: Janus Henderson Investors	1.16		-24.38	6.58	10.75
06-3P3	Small Cap Growth	Janus Henderson Venture N: Class N Investment Advisor: Janus Henderson Investors	0.66		-26.44	6.75	10.65
06-3TF	Balanced	JHancock Balanced R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.63	*	-11.68	6.92	8.29
06-3HM	Intermediate Term Bond	JHancock Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.36	*	-12.16	1.27	2.85
06-4TN	Mid Cap Value	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Advisor: Boston Partners Global Investors, Inc Investment Subadvisor: Boston Partners Global Investors, Inc	0.75	*	-8.94	6.97	11.84
06-3X7	Intermediate Term Bond	JHancock ESG Core Bond R6: Class Retirement Investment Advisor: Breckinridge Capital Advisors Inc Investment Subadvisor: Breckinridge Capital Advisors Inc	0.51	*	-7.81	0.84
06-3X6	Foreign Blend	JHancock ESG International Equity R6: Class Retirement Investment Advisor: Boston Common Asset Management Investment Subadvisor: Boston Common Asset Management, LLC	0.86	*	-23.94	3.10
06-3X4	Large Cap Blend	JHancock ESG Large Cap Core R6: Class Retirement Investment Advisor: Trillium Asset Management, LLC Investment Subadvisor: Trillium Asset Management LLC	0.76	*	-12.49	11.34
06-3VV	Large Cap Blend	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.65	*	-17.54	9.00	12.15
06-64P	Foreign Growth	JHancock International Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.88		-25.81	4.94
06-3TG	Intermediate Term Bond	JHancock Investment Grade Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.39	*	-11.40	1.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3GN	Mgd Asset Allocation	JHancock Multi-Index 2010 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.37	*	-10.12	3.72
06-3H3	Mgd Asset Allocation	JHancock Multi-Index 2015 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.37	*	-10.82	4.04
06-3H4	Mgd Asset Allocation	JHancock Multi-Index 2020 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.36	*	-11.49	4.51
06-3H6	Mgd Asset Allocation	JHancock Multi-Index 2025 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.35	*	-12.49	5.30
06-3H7	Mgd Asset Allocation	JHancock Multi-Index 2030 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.33	*	-13.62	5.85
06-3H9	Mgd Asset Allocation	JHancock Multi-Index 2035 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-14.40	6.36
06-3J3	Mgd Asset Allocation	JHancock Multi-Index 2040 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-14.80	6.81
06-3HF	Mgd Asset Allocation	JHancock Multi-Index 2045 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.19	6.90
06-3HG	Mgd Asset Allocation	JHancock Multi-Index 2050 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.31	6.87
06-3HH	Mgd Asset Allocation	JHancock Multi-Index 2055 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.25	6.87
06-3HJ	Mgd Asset Allocation	JHancock Multi-Index 2060 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.26	6.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3HP	Mgd Asset Allocation	JHancock Multi-Index Income Presv R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.34	*	-8.77	2.07
06-4FG	Balanced	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	1		-18.04	6.79	9.01
06-4FC	Balanced	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.9		-14.62	4.98	6.62
06-4F7	Balanced	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.82		-11.21	2.25	3.44
06-4FF	Balanced	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.95		-16.49	5.93	7.97
06-4F9	Balanced	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.85		-12.55	3.69	5.07
06-3VT	Large Cap Growth	JHancock US Global Leaders Growth R6: Class Retirement Investment Advisor: Sustainable Growth Advisers, LP Investment Subadvisor: Sustainable Growth Advisers, LP	0.77	*	-25.35	11.20	12.29
06-3W6	Intermediate Term Bond	JPMorgan Core Plus Bond R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.38	*	-10.16	1.33	2.40
06-4CN	Diversified Emerging Markets	JPMorgan Emerging Markets Equity R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.79	***	-34.43	3.51
06-FXX	Large Cap Value	JPMorgan Equity Income R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.7	***	-1.91	9.66
06-FXY	Large Cap Value	JPMorgan Equity Income R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.46	***	-1.62	9.95	11.78
06-4FH	World Allocation	JPMorgan Global Allocation R6: Class Retirement Investment Advisor: JPMorgan Chase Bank, N.A.	0.66	*	-16.18
06-4GH	Multisector Bond	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.5	*	-8.55	2.21
06-FYC	Int Government Bond	JPMorgan Government Bond R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.6	*	-9.13	0.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FYF	Int Government Bond	JPMorgan Government Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.35	*	-8.89	0.81
06-3W3	Balanced	JPMorgan Income Builder R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.51		-11.91
06-4GJ	Multisector Bond	JPMorgan Income R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.4		-7.97	2.57
06-3GJ	Large Cap Growth	JPMorgan Large Cap Growth R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.44	*	-20.29	16.85	15.50
06-3GF	Large Cap Value	JPMorgan Large Cap Value R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.44	*	-4.78	9.11	12.99
06-FYG	Mid Cap Growth	JPMorgan Mid Cap Growth R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.95	*	-28.63	11.20
06-FYH	Mid Cap Growth	JPMorgan Mid Cap Growth R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.7	*	-28.46	11.48	13.38
06-FYJ	Mid Cap Value	JPMorgan Mid Cap Value R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.9	*	-7.50	6.03
06-FYK	Mid Cap Value	JPMorgan Mid Cap Value R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.65	*	-7.26	6.29
06-4MR	Small Cap Blend	JPMorgan Small Cap Equity I: Class Inst Investment Advisor: JPMorgan Asset Management Inc	0.99	*	-16.96	6.74	10.79
06-3JM	Small Cap Growth	JPMorgan Small Cap Growth R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.74	***	-37.01	9.64	12.42
06-44Y	Small Cap Value	JPMorgan Small Cap Value R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.76		-14.73	4.91	8.99
06-GMM	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-12.25	3.18
06-GGN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-12.10	3.43
06-GMN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-13.47	3.91
06-GGP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-13.28	4.17
06-GMP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-14.35	4.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GGR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-14.12	4.78
06-GMR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-14.77	5.14
06-GGT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-14.58	5.40
06-GMT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.26	5.59
06-GGV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.01	5.86
06-GMV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.55	5.86
06-GGW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.32	6.12
06-GMW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.60	5.90
06-GGX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.38	6.16
06-GMX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.54	5.88
06-GGY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.31	6.15
06-GMY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.48	5.93
06-GHC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.24	6.21
06-GNC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Income R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-12.30	2.74
06-GHF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-12.07	3.00
06-46R	Mgd Asset Allocation	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.4	*	-12.22	3.39
06-46T	Mgd Asset Allocation	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41	*	-13.40	4.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46V	Mgd Asset Allocation	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.42	*	-14.28	4.77
06-46W	Mgd Asset Allocation	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-14.94	5.59
06-46X	Mgd Asset Allocation	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.48	6.07
06-46Y	Mgd Asset Allocation	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.79	6.39
06-47C	Mgd Asset Allocation	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.95	6.35
06-47F	Mgd Asset Allocation	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.88	6.36
06-47G	Mgd Asset Allocation	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.92	6.37
06-47H	Mgd Asset Allocation	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.39	*	-12.23	2.96
06-4TC	Large Cap Blend	JPMorgan US Equity R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.44	*	-9.56	12.64	13.97
06-FYM	Small Cap Blend	JPMorgan US Small Company R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.98		-19.37	5.46
06-FYN	Small Cap Blend	JPMorgan US Small Company R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.72		-19.18	5.73	10.23
06-GJH	Large Cap Value	JPMorgan Value Advantage R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.8	*	-3.53	7.74
06-GJJ	Large Cap Value	JPMorgan Value Advantage R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.55	*	-3.30	8.01
06-FRN	Intermediate Term Bond	Knights of Columbus Core Bond I: Class Inst Investment Advisor: Knightsbridge Asset Management, LLC	0.5	*	-11.56	0.80
06-FRP	Foreign Blend	Knights of Columbus International Eq I: Class Inst Investment Advisor: Boston Advisors	1.1	*	-21.65	3.42
06-FRV	Small Cap Blend	Knights of Columbus Small Cap I: Class Inst Investment Advisor: Boston Advisors	1.05		-20.27	4.19
06-FRR	Large Cap Growth	Knights of Columbus Large Cap Growth I: Class Inst Investment Advisor: Boston Advisors	0.9		-22.97	9.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FRT	Large Cap Value	Knights of Columbus Large Cap Value I: Class Inst Investment Advisor: Boston Advisors	0.9	-7.37	7.42
06-4YN	Diversified Emerging Markets	Lazard Developing Markets Equity Instl: Class Inst Investment Advisor: Lazard Asset Management LLC	1.15	-28.90	0.95	1.77
06-3XN	Multisector Bond	Loomis Sayles Bond N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.61	-12.08	0.34
06-3JG	Small Cap Growth	Loomis Sayles Small Cap Growth N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.82	-26.80	8.33
06-3WF	Large Cap Value	Lord Abbett Affiliated R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.38	-6.71	6.30
06-CJT	Multisector Bond	Lord Abbett Bond Debenture R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.56	-12.97	2.03
06-4F6	Multisector Bond	Lord Abbett Bond Debenture R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.49	-12.90	2.10
06-056	Multisector Bond	Lord Abbett Bond-Debenture A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.76	-13.19	1.81	4.30
06-072	Multisector Bond	Lord Abbett Bond-Debenture R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.06	-13.36	1.53	4.03
06-CJW	Small Cap Growth	Lord Abbett Developing Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.68	-40.59	11.58
06-CYJ	Small Cap Growth	Lord Abbett Developing Growth R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.59	-40.52	11.69
06-732	Small Cap Growth	Lord Abbett Developing Growth A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.93	-40.74	11.30	10.85
06-960	Small Cap Growth	Lord Abbett Developing Growth P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.13	-40.86	11.12	10.77
06-369	Small Cap Growth	Lord Abbett Developing Growth R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.18	-40.86	11.03	10.60
06-423	Large Cap Blend	Lord Abbett Dividend Growth A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.91	-8.37	9.74	11.22
06-424	Large Cap Blend	Lord Abbett Dividend Growth R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.16	-8.60	9.49	10.96
06-CJV	Large Cap Blend	Lord Abbett Dividend Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.66	-8.16	10.02
06-4XK	Small Cap Value	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.95	-18.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CJX	Large Cap Value	Lord Abbett Fundamental Equity R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.71		-5.93	6.73
06-733	Large Cap Value	Lord Abbett Fundamental Equity A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.96		-6.21	6.45	9.52
06-731	Large Cap Value	Lord Abbett Fundamental Equity R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.21		-6.47	6.18	9.27
06-948	Large Cap Growth	Lord Abbett Growth Leaders I: Class Inst Investment Advisor: Lord, Abbett & Co LLC	0.64		-29.20	14.64	14.98
06-951	Large Cap Growth	Lord Abbett Growth Leaders R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.14		-29.56	14.07	14.41
06-CJY	Large Cap Growth	Lord Abbett Growth Leaders R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.64		-29.18	14.64
06-CKC	Mid Cap Growth	Lord Abbett Growth Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.81	*	-30.45	8.52
06-734	Mid Cap Growth	Lord Abbett Growth Opportunities A: Class A Investment Advisor: Lord, Abbett & Co LLC	1.06	*	-30.64	8.25	10.14
06-965	Mid Cap Growth	Lord Abbett Growth Opportunities P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.26	*	-30.76	8.03	9.94
06-371	Mid Cap Growth	Lord Abbett Growth Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.31	*	-30.78	7.99	9.89
06-057	High Yield Bond	Lord Abbett High Yield A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.88		-14.54	1.13	4.49
06-073	High Yield Bond	Lord Abbett High Yield R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.18		-14.83	0.82	4.18
06-CKF	High Yield Bond	Lord Abbett High Yield R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.68		-14.43	1.32
06-CYK	High Yield Bond	Lord Abbett High Yield R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.59		-14.20	1.42
06-3WG	Intermediate Term Bond	Lord Abbett Income R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.45		-12.93	1.55
06-36C	Foreign Small/Mid Eqty	Lord Abbett International Opp R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.46		-23.21	0.33	6.15
06-36F	Foreign Small/Mid Eqty	Lord Abbett International Opp R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.96		-22.84	0.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-36G	Foreign Small/Mid Eqty	Lord Abbett International Opp R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.88		-22.75	0.92
06-CKG	Mid Cap Value	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.73		-10.01	3.68
06-4GK	Mid Cap Value	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.65		-9.94	3.77
06-970	Mid Cap Value	Lord Abbett Mid Cap Stock P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.18		-10.44	3.21	8.19
06-961	Mid Cap Value	Lord Abbett Mid Cap Stock R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.23		-10.47	3.18	8.12
06-CKH	Small Cap Value	Lord Abbett Small Cap Value R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.92		-19.11	1.91
06-704	Small Cap Value	Lord Abbett Small Cap Value I: Class Inst Investment Advisor: Lord, Abbett & Co LLC	0.92		-19.05	1.91	6.97
06-980	Small Cap Blend	Lord Abbett Small Cap Value P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.37		-19.49	1.44	6.49
06-962	Small Cap Blend	Lord Abbett Small Cap Value R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.42		-19.46	1.40	6.45
06-949	Intermediate Term Bond	Lord Abbett Total Return I: Class Inst Investment Advisor: Lord, Abbett & Co LLC	0.4	*	-11.13	0.86	1.96
06-952	Intermediate Term Bond	Lord Abbett Total Return R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.94		-11.64	0.32	1.43
06-CKJ	Intermediate Term Bond	Lord Abbett Total Return R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.44		-11.10	0.84
06-3RJ	Intermediate Term Bond	Lord Abbett Total Return R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.35		-11.09	0.93
06-4H7	Short Term Bond	Lord Abbett Ultra Short Bond R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.28		-1.35	1.18
06-967	Mid Cap Blend	Lord Abbett Value Opportunities A: Class A Investment Advisor: Lord, Abbett & Co LLC	1.15		-16.20	5.24	9.27
06-025	Mid Cap Blend	Lord Abbett Value Opportunities P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.35		-16.36	5.04	9.08
06-968	Mid Cap Blend	Lord Abbett Value Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.4		-16.46	4.99	9.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CKK	Mid Cap Blend	Lord Abbett Value Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.9		-16.01	5.51
06-FYP	Mid Cap Blend	Lord Abbett Value Opportunities R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.81		-15.94	5.59
06-3HY	Large Cap Growth	MainStay Winslow Large Cap Growth R6: Class Retirement Investment Advisor: Winslow Capital Management, LLC Investment Subadvisor: Winslow Capital Management, LLC	0.62	*	-24.98	12.59
06-222	Balanced	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	0.87		-8.31	3.81	4.12
06-223	Balanced	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.01		-12.30	6.05	6.60
06-224	Balanced	Manning & Napier Pro-Blend Max Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.1		-15.33	8.86	9.63
06-226	Balanced	Manning & Napier Pro-Blend Mod Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.05		-11.15	4.77	5.12
06-47P	Intermediate Term Bond	Metropolitan West Total Return Bd Plan: Class Other Investment Advisor: TCW Group	0.37		-11.55	1.12	2.32
06-074	Balanced	MFS Aggressive Growth Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.27	*	-14.53	7.66	9.34
06-058	Balanced	MFS Aggressive Growth Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	1.02	*	-14.29	7.93	9.62
06-075	Balanced	MFS Conservative Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.11	*	-11.30	3.98	4.72
06-059	Balanced	MFS Conservative Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	0.86	*	-11.05	4.24	4.99
06-3W7	Large Cap Blend	MFS Core Equity R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.6		-11.52	11.57
06-013	Emerging Market Bond	MFS Emerging Markets Debt R2: Class Retirement Investment Advisor: MFS Investment Management	1.31	*	-20.26	-1.23	1.42
06-014	Emerging Market Bond	MFS Emerging Markets Debt R3: Class Retirement Investment Advisor: MFS Investment Management	1.06	*	-20.07	-0.98	1.67
06-CYM	Emerging Market Bond	MFS Emerging Markets Debt R6: Class Retirement Investment Advisor: MFS Investment Management	0.7	*	-19.80	-0.66	2.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4TK	World Bond	MFS Global Opportunistic Bd R6: Class Retirement Investment Advisor: MFS Investment Management	0.61	*	-11.65	0.98
06-4FM	Specialty	MFS Global Real Estate R6: Class Retirement Investment Advisor: MFS Investment Management	0.86	*	-12.19	5.98
06-076	Balanced	MFS Growth Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.21	*	-13.74	6.61	7.97
06-060	Balanced	MFS Growth Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	0.96	*	-13.53	6.88	8.24
06-CYN	Large Cap Growth	MFS Growth R6: Class Retirement Investment Advisor: MFS Investment Management	0.49	*	-22.60	12.79	14.20
06-822	Foreign Growth	MFS International Intrinsic Value R2: Class Retirement Investment Advisor: MFS Investment Management	1.22	***	-22.61	3.72	7.93
06-773	Foreign Growth	MFS International Intrinsic Value R3: Class Retirement Investment Advisor: MFS Investment Management	0.97	***	-22.43	3.98	8.20
06-CYR	Foreign Growth	MFS International Intrinsic Value R6: Class Retirement Investment Advisor: MFS Investment Management	0.62	***	-22.14	4.35	8.58
06-3MF	Foreign Blend	MFS Intl Diversification R6: Class Retirement Investment Advisor: MFS Investment Management	0.73	*	-19.60
06-49X	Foreign Growth	MFS International Growth R6: Class Retirement Investment Advisor: MFS Investment Management	0.72		-17.98	5.71	7.08
06-360	Foreign Small/Mid Eqty	MFS International New Discovery A: Class A Investment Advisor: MFS Investment Management	1.29		-22.34	1.85	5.67
06-379	Foreign Small/Mid Eqty	MFS International New Discovery R2: Class Retirement Investment Advisor: MFS Investment Management	1.54		-22.53	1.59	5.40
06-CYP	Foreign Small/Mid Eqty	MFS International New Discovery R6: Class Retirement Investment Advisor: MFS Investment Management	0.91	***	-22.04	2.23	6.06
06-387	Large Cap Growth	MFS Massachusetts Inv Gr Stk R2: Class Retirement Investment Advisor: MFS Investment Management	0.95		-10.75	13.86	13.78
06-386	Large Cap Growth	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Advisor: MFS Investment Management	0.7		-10.51	14.15	14.06
06-CYT	Large Cap Growth	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Advisor: MFS Investment Management	0.36		-10.23	14.55	14.46
06-GNF	Mid Cap Growth	MFS Mid Cap Growth R6: Class Retirement Investment Advisor: MFS Investment Management	0.65	*	-24.39	10.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-922	Mid Cap Value	MFS Mid Cap Value R2: Class Retirement Investment Advisor: MFS Investment Management	1.27		-6.73	7.11	10.61
06-891	Mid Cap Value	MFS Mid Cap Value R3: Class Retirement Investment Advisor: MFS Investment Management	1.02		-6.48	7.38	10.90
06-CYV	Mid Cap Value	MFS Mid Cap Value R6: Class Retirement Investment Advisor: MFS Investment Management	0.64		-6.13	7.80
#N/A		MFS® VIT Mid Cap Growth Init: Class No Load Investment Advisor: MFS Investment Management	0.8	*	-24.55	10.98	13.12
06-365	Mid Cap Growth	MFS Mid Cap Growth A: Class A Investment Advisor: MFS Investment Management	1	*	-24.65	10.38	12.55
06-077	Balanced	MFS Moderate Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.16	*	-12.80	5.38	6.41
06-061	Balanced	MFS Moderate Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	0.91	*	-12.57	5.65	6.67
06-298	Small Cap Growth	MFS New Discovery R2: Class Retirement Investment Advisor: MFS Investment Management	1.49		-36.44	9.26	9.80
06-299	Small Cap Growth	MFS New Discovery R3: Class Retirement Investment Advisor: MFS Investment Management	1.24		-36.26	9.54	10.08
#N/A		MFS® VIT New Discovery Init: Class No Load Investment Advisor: MFS Investment Management	0.87	*	-36.19	10.05	10.55
06-CMG	Specialty	MFS Technology R2: Class Retirement Investment Advisor: MFS Investment Management	1.37		-30.13	12.16	14.75
06-CMH	Specialty	MFS Technology R3: Class Retirement Investment Advisor: MFS Investment Management	1.12		-29.96	12.44	15.05
06-CYW	Specialty	MFS Technology R6: Class Retirement Investment Advisor: MFS Investment Management	0.78		-29.72	12.83
06-3TH	Intermediate Term Bond	MFS Total Return Bond R6: Class Retirement Investment Advisor: MFS Investment Management	0.36	*	-11.25	1.16	2.11
06-3JR	Balanced	MFS Total Return R6: Class Retirement Investment Advisor: MFS Investment Management	0.39		-8.74	5.79	7.75
06-389	Specialty	MFS Utilities R2: Class Retirement Investment Advisor: MFS Investment Management	1.24	*	5.67	8.45	8.50
06-388	Specialty	MFS Utilities R3: Class Retirement Investment Advisor: MFS Investment Management	0.99	*	5.98	8.72	8.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-39X	Specialty	MFS Utilities R6: Class Retirement Investment Advisor: MFS Investment Management	0.65	*	6.34	9.08	9.15
06-375	Large Cap Value	MFS Value A: Class A Investment Advisor: MFS Investment Management	0.8		-5.38	7.17	10.83
06-CYX	Large Cap Value	MFS Value R6: Class Retirement Investment Advisor: MFS Investment Management	0.45		-5.03	7.55	11.23
06-4TW	Small Cap Growth	MassMutual Small Cap Gr Eq I: Class Inst Investment Advisor: MML Investment Advisers, LLC Investment Subadvisor: Wellington Management Company LLP;Invesco Advisers, Inc.;	0.86		-28.02	9.65	11.75
06-4TX	Intermediate Term Bond	MassMutual Total Return Bond I: Class Inst Investment Advisor: TCW Group Investment Subadvisor: Metropolitan West Asset Management, LLC.	0.33	*	-11.09	1.18	1.87
06-105	Mid Cap Blend	Monteagle Opportunity Equity Inv: Class Inv Investment Advisor: Henssler Asset Management, LLC Investment Subadvisor: Gw Henssler & Associates Ltd	1.71		-6.88	7.25	9.26
06-399	Mid Cap Blend	Monteagle Opportunity Equity Instl: Class Inst Investment Advisor: Henssler Asset Management, LLC Investment Subadvisor: Gw Henssler & Associates Ltd	1.2		-6.26	7.83	9.85
06-47R	Mid Cap Growth	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Advisor: Geneva Capital Management Investment Subadvisor: Geneva Capital Management, LLC	0.74		-26.00	8.50
06-47T	Small Cap Growth	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Advisor: Geneva Capital Management Investment Subadvisor: Geneva Capital Management, LLC	0.83		-22.15	9.28
06-4MT	Specialty	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Advisor: Mellon Investments Corporation Investment Subadvisor: Mellon Investments Corporation	0.3		-19.18	13.00
06-GJK	Mid Cap Value	Neuberger Berman M/C Intrinsic Val A: Class A Investment Advisor: Neuberger Berman	1.22	*	-10.48	2.84	8.55
06-GJM	Mid Cap Value	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Advisor: Neuberger Berman	1.47	*	-10.67	2.58	8.28
06-870	Small Cap Growth	Neuberger Berman AMT M/C Intrinsic Val I: Class Inst Investment Advisor: Neuberger Berman	1		-9.81	3.18	8.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4FW	High Yield Bond	Neuberger Berman High Income Bond R6: Class Retirement Investment Advisor: Neuberger Berman	0.59		-13.55	1.59
06-47J	Small Cap Blend	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Advisor: Neuberger Berman	0.89		-22.41
06-3XP	Small Cap Growth	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Advisor: Neuberger Berman	0.81	*	-26.04
06-64R	Multisector Bond	Neuberger Berman Strategic Income R6: Class Retirement Investment Advisor: Neuberger Berman	0.5	*	-11.62	1.55
06-CNY	Large Cap Blend	Neuberger Berman Sustainable Eq A: Class A Investment Advisor: Neuberger Berman	1.04		-14.19	8.17	11.16
06-CPC	Large Cap Blend	Neuberger Berman Sustainable Eq R3: Class Retirement Investment Advisor: Neuberger Berman	1.29		-14.39	7.90	10.89
06-866		Neuberger Berman AMT Mid-Cap Growth S: Class S Investment Advisor: Neuberger Berman	1.1	*	-28.97	8.62	10.00
06-875		Neuberger Berman AMT Short Dur Bd I: Class Inst Investment Advisor: Neuberger Berman	0.83		-6.08	0.58	0.83
06-015	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq A: Class A Investment Advisor: Neuberger Berman	1.51	*	-27.64	-0.09	2.54
06-016	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Advisor: Neuberger Berman	1.92		-27.93	-0.50	2.11
06-880	World Stock	Neuberger Berman Focus Adv: Class Adv Investment Advisor: Neuberger Berman	1.27		-28.82	4.37	9.36
06-900	Large Cap Value	Neuberger Berman Large Cap Value Adv: Class Adv Investment Advisor: Neuberger Berman	1.19		-4.61	11.96	12.67
06-868	Small Cap Growth	Neuberger Berman Small Cap Growth A: Class A Investment Advisor: Neuberger Berman	1.27	*	-26.37	11.38	11.67
06-895	Small Cap Growth	Neuberger Berman Small Cap Growth Adv: Class Adv Investment Advisor: Neuberger Berman	1.61	*	-26.48	11.18	11.42
06-867	Small Cap Growth	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Advisor: Neuberger Berman	1.52	*	-26.56	11.10	11.39
06-4XP	Large Cap Value	Neuberger Berman Large Cap Value R6: Class Retirement Investment Advisor: Neuberger Berman	0.54		-4.04
06-3R7	Large Cap Blend	Neuberger Berman Sustainable Eq R6: Class Retirement Investment Advisor: Neuberger Berman	0.57		-13.80	8.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-839	Balanced	North Square Multi Strategy A: Class A Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	1.93		-13.62	8.14	9.95
06-832	Balanced	North Square Multi Strategy I: Class Inst Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	1.68		-13.43	8.62	10.21
06-629	Small Cap Blend	North Square Spectrum Alpha Fund A: Class A Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	2.03	*	-28.47	4.75	7.26
06-627	Small Cap Blend	North Square Spectrum Alpha Fund I: Class Inst Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	1.78	*	-28.29	5.03	7.59
06-492	Small Cap Value	Northern Small Cap Value: Class No Load Investment Advisor: Northern Trust Asset Management	1	*	-11.69	3.23	8.45
06-49V	Large Cap Blend	Northern US Quality ESG K: Class Other Investment Advisor: Northern Trust Asset Management	0.39	*	-11.23
06-892	Large Cap Value	Nuveen Dividend Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.96	*	-6.47	5.83	8.99
06-CNM	Foreign Growth	Nuveen International Growth A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.05		-31.30	0.91	5.53
06-CYY	Foreign Growth	Nuveen International Growth Fd R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.71		-31.09	1.06
06-3KX	Mid Cap Growth	Nuveen Mid Cap Growth Opps R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.83	*	-35.40	6.22
06-3JK	Mid Cap Value	Nuveen Mid Cap Value R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.75	*	-4.30
06-237	Mid Cap Growth	Nuveen Mid Cap Growth Opps A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.17	*	-35.61	5.84	8.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-234	Mid Cap Value	Nuveen Mid Cap Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.16	*	-4.64	7.85	11.01
06-FYR	Specialty	Nuveen Real Estate Securities R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.83	*	-5.11	5.56
06-324	Specialty	Nuveen Real Estate Securities A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.22	*	-5.46	5.15	7.01
06-FYT	Small Cap Value	Nuveen Small Cap Value R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.81	*	-8.16	2.18
06-239	Small Cap Blend	Nuveen Small Cap Select A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.24	*	-22.96	6.39	9.36
06-242	Small Cap Value	Nuveen Small Cap Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.2	*	-8.48	1.74	8.62
06-725	Balanced	Oakmark Equity And Income Investor: Class Inv Investment Advisor: Harris Associates L.P.	0.84	*	-11.96	5.74	7.51
06-3XM	Balanced	Oakmark Equity and Income Institutional: Class Inst Investment Advisor: Harris Associates L.P.	0.59	*	-11.75	5.96
06-47V	Diversified Emerging Markets	Parametric Emerging Markets R6: Class Retirement Investment Advisor: Parametric Portfolio Associates LLC Investment Subadvisor: Parametric Portfolio Associates LLC	1.24		-17.57	0.09
06-497	Large Cap Blend	Parnassus Core Equity Investor: Class Inv Investment Advisor: Parnassus Investments, LLC	0.82		-11.52	11.90	13.09
06-496	Mid Cap Growth	Parnassus Mid Cap Growth Investor: Class No Load Investment Advisor: Parnassus Investments, LLC	0.8		-33.08	2.85	9.54
06-498	Mid Cap Blend	Parnassus Mid-Cap: Class No Load Investment Advisor: Parnassus Investments, LLC	0.96		-16.18	6.13	9.95
06-568	Balanced	Pax Sustainable Allocation Inv: Class Inv Investment Advisor: Impax Asset Management	0.89		-12.09	6.71	7.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-569	World Stock	Pax Global Environmental Markets Inv: Class Other Investment Advisor: Impax Asset Management Ltd Investment Subadvisor: Impax Asset Management Ltd	1.15		-22.55	5.49	9.08
06-501	Emerging Market Bond	Payden Emerging Markets Bond: Class Inv Investment Advisor: Payden & Rygel	0.71		-22.65	-1.40	1.85
06-467	Multisector Bond	Payden/Kravitz Cash Balance Plan Adviser: Class Adv Investment Advisor: Payden & Rygel	1.5	*	-6.00	1.21	1.38
06-468	Multisector Bond	Payden/Kravitz Cash Balance Plan Retire: Class Retirement Investment Advisor: Payden & Rygel	1.75	*	-6.19	0.96	1.14
06-3FN	Specialty	PGIM Global Real Estate R2: Class Retirement Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.3	*	-15.05
06-3FP	Specialty	PGIM Global Real Estate R4: Class Retirement Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05	*	-14.82
06-531	Specialty	PGIM Global Real Estate A: Class A Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.3		-15.06	3.08	4.86
06-FCX	Specialty	PGIM Global Real Estate R6: Class Retirement Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.79		-14.61	3.70
06-526	Specialty	PGIM Global Real Estate Z: Class Inst Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.92	***	-14.72	3.56	5.27
06-6CF	World Bond	PGIM Global Total Return R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.83	*	-22.19
06-3XW	World Bond	PGIM Global Total Return R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.52		-22.09	-0.95	1.40
06-3FH	High Yield Bond	PGIM High Yield R2: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.91	*	-12.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3FJ	High Yield Bond	PGIM High Yield R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.66	*	-12.16
06-533	High Yield Bond	PGIM High Yield A: Class A Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.75	***	-12.08	2.40	4.49
06-FCY	High Yield Bond	PGIM High Yield R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.38		-11.76	2.79	4.84
06-532	High Yield Bond	PGIM High Yield Z: Class Inst Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.5	***	-12.00	2.62	4.77
06-456	Specialty	PGIM Jennison Financial Services A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.29	***	-18.03	6.53	7.37
06-457	Specialty	PGIM Jennison Financial Services Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1	***	-17.79	6.86	7.70
06-079	Large Cap Growth	PGIM Jennison Focused Growth A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.05	***	-37.16	11.25	12.88
06-063	Large Cap Growth	PGIM Jennison Focused Growth Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.75	***	-37.01	11.59	13.19
06-GNJ	Large Cap Growth	PGIM Jennison Focused Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.67	*	-36.96	11.65	13.23
06-4Y6	Large Cap Growth	PGIM Jennison Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.57		-32.25
06-458	Specialty	PGIM Jennison Health Sciences A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.12	***	-19.42	8.76	13.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFC	Specialty	PGIM Jennison Health Sciences R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.76		-19.11	9.15
06-459	Specialty	PGIM Jennison Health Sciences Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.84	***	-19.19	9.08	14.00
06-3FF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.08	*	-27.13
06-3FG	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.83	*	-26.96
06-461	Mid Cap Growth	PGIM Jennison Mid-Cap Growth A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.03	***	-27.10	9.06	9.77
06-FFF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.59		-26.78	9.57	10.28
06-462	Mid Cap Growth	PGIM Jennison Mid-Cap Growth Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.7	***	-26.86	9.40	10.10
06-453	Specialty	PGIM Jennison Natural Resources A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.31	***	10.57	8.63	1.95
06-FFG	Specialty	PGIM Jennison Natural Resources R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.81		11.10	9.15	2.43
06-454	Specialty	PGIM Jennison Natural Resources Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.93	***	10.98	9.05	2.30
06-3FR	Small Cap Growth	PGIM Jennison Small Company R2: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.18	*	-16.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3FW	Small Cap Growth	PGIM Jennison Small Company R4: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.93	*	-16.77
06-GJN	Small Cap Growth	PGIM Jennison Small Company R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.69		-16.57	9.40	11.39
06-589	Small Cap Growth	PGIM Jennison Small Company A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.13	***	-16.93	8.90	10.88
06-593	Small Cap Growth	PGIM Jennison Small Company Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.81	***	-16.67	9.24	11.21
06-4R9	World Stock	PGIM Jennison Global Opportunities R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.83		-35.60	11.69
06-080	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val A: Class A Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	1.13	***	-6.88	2.85	8.69
06-064	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val Z: Class Inst Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.87	***	-6.65	3.14	8.98
06-3FT	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	1.23	*	-6.97
06-3FV	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.98	*	-6.73
06-GCF	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.73	*	-6.49	3.27	9.14
06-GJP	Small Cap Value	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.66		-7.97	4.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3FK	Intermediate Term Bond	PGIM Total Return Bond R2: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.89	*	-12.96
06-3FM	Intermediate Term Bond	PGIM Total Return Bond R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.64	*	-12.75
06-538	Intermediate Term Bond	PGIM Total Return Bond A: Class A Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.76	***	-12.82	0.71	2.20
06-FFH	Intermediate Term Bond	PGIM Total Return Bond R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.39	*	-12.53	1.08	2.56
06-537	Intermediate Term Bond	PGIM Total Return Bond Z: Class Inst Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.49	***	-12.57	0.99	2.47
06-706	Balanced	PIMCO All Asset Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC Investment Subadvisor: Research Affiliates LLC	1.165	*	-10.06	4.31	4.14
06-3FC	Balanced	PIMCO All Asset Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Investment Subadvisor: Research Affiliates LLC	0.915	*	-9.85	4.57	4.40
06-017	Balanced	PIMCO All Asset R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC Investment Subadvisor: Research Affiliates LLC	1.615	*	-10.52	3.83	3.65
06-018	Specialty	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	1.07	*	22.44	9.93	-0.61
06-019	Specialty	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.52	*	21.91	9.43	-1.06
06-GNG	Specialty	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.82	*	22.96	10.25	-0.36
06-4YF	Specialty	PIMCO Extended Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.63		-23.97	0.36	1.80
06-4CM	World Bond	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.56		-6.03	1.79	3.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-49W	Int Government Bond	PIMCO GNMA and Government Secs Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51	-9.36	0.72	1.25
06-760	High Yield Bond	PIMCO High Yield Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.81	-12.89	1.28	3.66
06-FCJ	High Yield Bond	PIMCO High Yield Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.56	-12.68	1.53	3.92
06-705	High Yield Bond	PIMCO High Yield R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.16	-13.20	0.93	3.30
06-768	Multisector Bond	PIMCO Income Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.87	-8.71	1.78	4.82
06-FCK	Multisector Bond	PIMCO Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.62	-8.48	2.04	5.07
#N/A		PIMCO Income Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.67	-9.17	2.02
06-769	Multisector Bond	PIMCO Income R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.27	-9.08	1.38	4.41
06-6FR	Specialty	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.52	-19.61	-1.47	-0.38
06-3MJ	World Bond	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.52	-8.85	1.51	3.47
06-CNN	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.77	-15.47	0.54	2.73
06-GNH	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.52	-15.25	0.79	2.99
06-33M	Specialty	PIMCO Long Duration Total Return A: Class A Investment Advisor: Pacific Investment Management Company, LLC	0.99	-20.51
06-4Y7	Specialty	PIMCO Long Duration Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.59	-20.19	1.48	3.10
06-33N	Specialty	PIMCO Long-Term US Government A: Class A Investment Advisor: Pacific Investment Management Company, LLC	0.915	-18.67	0.01	1.13
06-4Y9	Specialty	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.59	-22.98	1.00	4.07
#N/A		PIMCO VIT Long-Term US Govt Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.505	-17.82	0.42	1.51
06-4YC	Specialty	PIMCO Long-Term US Government Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.565	-18.39	0.36	1.48

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4R7	Short Term Bond	PIMCO Low Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.46	**	-4.96	0.81	1.13
#N/A		PIMCO VIT Low Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.5		-5.41	0.56	0.94
06-4YH	Intermediate Term Bond	PIMCO Moderate Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.46		-7.82	1.29	1.87
06-707	Inflation-Protec Bond	PIMCO Real Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.72		-6.08	2.93	1.44
06-FCM	Inflation-Protec Bond	PIMCO Real Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.47		-5.85	3.18	1.69
06-708	Inflation-Protec Bond	PIMCO Real Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.12		-6.45	2.52	1.04
06-3Y3	Mgd Asset Allocation	PIMCO RealPath Blend 2025 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.58	*	-13.60	4.95
06-49F	Mgd Asset Allocation	PIMCO RealPath Blend 2025 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.33	*	-13.36	5.20
06-3Y4	Mgd Asset Allocation	PIMCO RealPath Blend 2030 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.53	*	-14.20	5.31
06-49G	Mgd Asset Allocation	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.28	*	-13.97	5.56
06-3Y6	Mgd Asset Allocation	PIMCO RealPath Blend 2035 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.49	*	-14.26	5.69
06-49H	Mgd Asset Allocation	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.24	*	-14.03	5.96
06-3Y7	Mgd Asset Allocation	PIMCO RealPath Blend 2040 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.45	*	-14.40	6.04
06-49J	Mgd Asset Allocation	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.2	*	-14.20	6.30
06-3Y9	Mgd Asset Allocation	PIMCO RealPath Blend 2045 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.41	*	-14.45	6.32
06-49K	Mgd Asset Allocation	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.16	*	-14.23	6.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3YC	Mgd Asset Allocation	PIMCO RealPath Blend 2050 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.39	*	-14.50	6.43
06-49M	Mgd Asset Allocation	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.14	*	-14.29	6.70
06-3YF	Mgd Asset Allocation	PIMCO RealPath Blend 2055 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.38	*	-14.57	6.36
06-49N	Mgd Asset Allocation	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.13	*	-14.32	6.62
06-6FG	Mgd Asset Allocation	PIMCO RealPath Blend 2060 Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.39	*	-14.19
06-6FF	Mgd Asset Allocation	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.14	*	-13.93
06-3YG	Mgd Asset Allocation	PIMCO RealPath Blend Income Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.63	*	-13.25	4.16
06-49P	Mgd Asset Allocation	PIMCO RealPath Blend Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.38	*	-12.98	4.42
06-4K3	Large Cap Blend	PIMCO StocksPLUS® Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51		-13.48	10.54	12.85
06-3WR	Foreign Blend	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.78		-9.45	5.70	9.24
06-4YG	Balanced	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.61		-30.68	10.46	14.52
06-4K4	Small Cap Blend	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.7		-28.62	4.28	9.63
#N/A		PIMCO VIT Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.5		-11.50	0.91	1.80
06-291	Intermediate Term Bond	PIMCO Total Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.72		-11.34	0.74	1.62
06-FCN	Intermediate Term Bond	PIMCO Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.47		-11.11	0.99	1.87
06-680	Intermediate Term Bond	PIMCO Total Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.06		-11.64	0.39	1.24
06-833	Large Cap Blend	Pioneer A: Class A Investment Advisor: Amundi US	1.06		-12.95	12.71	12.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3WW	Balanced	Pioneer Balanced ESG K: Class Retirement Investment Advisor: Amundi US	0.65	*	-10.62	6.78
06-834	Intermediate Term Bond	Pioneer Bond A: Class A Investment Advisor: Amundi US	0.82		-10.66	1.31	2.36
06-FCP	Intermediate Term Bond	Pioneer Bond K: Class Retirement Investment Advisor: Amundi US	0.34		-10.13	1.78
#N/A	Intermediate Term Bond	Pioneer Bond R: Class Retirement Investment Advisor: Amundi US	1.08		-10.88	1.06	2.07
06-CPG	Intermediate Term Bond	Pioneer Bond VCT I: Class No Load Investment Advisor: Amundi US	0.63		-10.42	1.44	2.53
06-823	Intermediate Term Bond	Pioneer Bond Y: Class Inst Investment Advisor: Amundi US	0.45		-10.24	1.67	2.66
06-022	High Yield Bond	Pioneer Corporate High Yield Fund A: Class A Investment Advisor: Amundi US	0.9	*	-12.03	1.78
06-021	High Yield Bond	Pioneer Corporate High Yield Fund Y: Class Inst Investment Advisor: Amundi US	0.6	*	-11.69	2.06
06-327	Large Cap Value	Pioneer Equity Income A: Class A Investment Advisor: Amundi US	1.02		-5.31	6.50	10.04
06-FCR	Large Cap Value	Pioneer Equity Income K: Class Retirement Investment Advisor: Amundi US	0.66		-4.99	6.88
#N/A	Large Cap Value	Pioneer Equity Income R: Class Retirement Investment Advisor: Amundi US	1.37		-5.67	6.10	9.64
06-598		Pioneer Equity Income VCT II: Class B Investment Advisor: Amundi US	1.05		-5.34	6.41	10.07
06-CPF	Large Cap Value	Pioneer Equity Income VCT I: Class Inst Investment Advisor: Amundi US	0.8		-5.15	6.66	10.34
06-828	Large Cap Value	Pioneer Equity Income Y: Class Inst Investment Advisor: Amundi US	0.78		-5.12	6.76	10.33
06-628	Large Cap Growth	Pioneer Fundamental Growth A: Class A Investment Advisor: Amundi US	1.04		-17.07	11.23	12.73
06-626	Large Cap Growth	Pioneer Fundamental Growth Y: Class Inst Investment Advisor: Amundi US	0.76		-16.88	11.55	13.06
06-FCT	Large Cap Growth	Pioneer Fundamental Growth K: Class Retirement Investment Advisor: Amundi US	0.65		-16.79	11.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GGH	World Stock	Pioneer Global Sustainable Equity A: Class A Investment Advisor: Amundi US	1.15	*	-10.08	7.71	9.85
06-GGJ	World Stock	Pioneer Global Sustainable Equity Y: Class Inst Investment Advisor: Amundi US	0.7	*	-9.71	8.18	10.36
06-837	High Yield Bond	Pioneer High Yield A: Class A Investment Advisor: Amundi	1.1	*	-11.64	1.46	4.01
#N/A	High Yield Bond	Pioneer High Yield R: Class Retirement Investment Advisor: Amundi	1.59		-12.09	1.03	3.62
06-829	High Yield Bond	Pioneer High Yield Y: Class Inst Investment Advisor: Amundi	0.85	*	-11.29	1.76	4.35
06-6FH	Large Cap Blend	Pioneer K: Class Retirement Investment Advisor: Amundi US	0.61	*	-12.68
#N/A	Mid Cap Value	Pioneer Mid Cap Value R: Class Retirement Investment Advisor: Amundi US	1.51		-7.07	4.60	8.27
06-838	Mid Cap Value	Pioneer Mid Cap Value A: Class A Investment Advisor: Amundi US	1.05		-6.68	5.03	8.70
06-831	Mid Cap Value	Pioneer Mid Cap Value Y: Class Inst Investment Advisor: Amundi US	0.79		-6.43	5.31	9.01
#N/A	Large Cap Blend	Pioneer R: Class Retirement Investment Advisor: Amundi US	1.45		-13.35	12.23	12.41
06-836	Mid Cap Growth	Pioneer Select Mid Cap Growth A: Class A Investment Advisor: Amundi	0.99		-34.51	7.66	10.17
06-FCV	Mid Cap Growth	Pioneer Select Mid Cap Growth K: Class Retirement Investment Advisor: Amundi	0.65		-34.29	8.04
06-591	Mid Cap Growth	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Advisor: Amundi	0.89		-34.42	7.75	10.30
06-594	Multisector Bond	Pioneer Strategic Income A: Class A Investment Advisor: Amundi US	1.06		-10.00	1.61	2.92
06-FCW	Multisector Bond	Pioneer Strategic Income K: Class Retirement Investment Advisor: Amundi US	0.59	*	-9.52	2.05
06-CGG	Multisector Bond	Pioneer Strategic Income Y: Class Inst Investment Advisor: Amundi US	0.69	*	-9.64	1.94	3.25
06-590	Large Cap Blend	Pioneer Fund VCT I: Class Inst Investment Advisor: Amundi US	0.79		-12.91	12.92	13.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4XN	Large Cap Growth	Principal Blue Chip R-6: Class Retirement Investment Advisor: Aligned Investors	0.56	*	-25.47	13.78
06-FHX	Intermediate Term Bond	Principal Bond Market Index R3: Class Retirement Investment Advisor: Principal Global Investors, LLC	0.71	*	-10.86	0.13	0.69
06-3JJ	Intermediate Term Bond	Principal Core Fixed Income R6: Class Retirement Investment Advisor: Principal Global Fixed Income	0.37		-10.60	1.20
06-3JP	Specialty	Principal Global Real Estate Sec R6: Class Retirement Investment Advisor: Principal Real Estate Investors Investment Subadvisor: Principal Real Estate Investors LLC	0.87		-15.18	3.79
06-CVG	Foreign Blend	Principal International Equity Index R3: Class Retirement Investment Advisor: Principal Global Investors, LLC	0.89		-17.97	1.47	4.54
06-3JH	Large Cap Growth	Principal LargeCap Growth I R6: Class Retirement Investment Advisor: Principal Global Equities Investment Subadvisor: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59	*	-28.04	12.42
06-FPW	Mid Cap Blend	Principal MidCap S&P 400 Index R3: Class Retirement Investment Advisor: Principal Global Equities	0.73		-15.24	6.26	10.08
06-3RN	Mid Cap Blend	Principal MidCap S&P 400 Index R-6: Class Retirement Investment Advisor: Principal Global Equities	0.16	***	-14.76	6.86
06-3CP	Specialty	Principal Real Estate Securities Fd R-6: Class Retirement Investment Advisor: Principal Real Estate Investors Investment Subadvisor: Principal Real Estate Investors LLC	0.8		-6.91	7.39
06-3RP	Small Cap Growth	Principal SmallCap Growth I R6: Class Retirement Investment Advisor: Principal Global Equities Investment Subadvisor: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.;	0.84	*	-31.13	8.52
06-FPX	Small Cap Blend	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Advisor: Principal Global Equities	0.73		-17.58	6.38	10.41
06-4TV	Small Cap Blend	Principal SmallCap S&P 600 Index R-6: Class Retirement Investment Advisor: Principal Global Equities	0.16		-17.11	6.99
06-44J	Mgd Asset Allocation	Prudential Day One 2015 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.48	4.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-44K	Mgd Asset Allocation	Prudential Day One 2020 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.68	4.87
06-44M	Mgd Asset Allocation	Prudential Day One 2025 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.97	5.28
06-44N	Mgd Asset Allocation	Prudential Day One 2030 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-8.96	6.03
06-44P	Mgd Asset Allocation	Prudential Day One 2035 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-10.19	6.49
06-44R	Mgd Asset Allocation	Prudential Day One 2040 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-11.08	6.70
06-44T	Mgd Asset Allocation	Prudential Day One 2045 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-12.05	6.79
06-44V	Mgd Asset Allocation	Prudential Day One 2050 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-12.64	6.80
06-44W	Mgd Asset Allocation	Prudential Day One 2055 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-13.07	6.77
06-44X	Mgd Asset Allocation	Prudential Day One 2060 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-13.31	6.80
06-44G	Mgd Asset Allocation	Prudential Day One Income R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.45	4.11
06-936	Intermediate Term Bond	Putnam Diversified Income A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.97		-9.51	0.35	2.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-GNK	Intermediate Term Bond	Putnam Diversified Income R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.63	-9.11	0.69
06-897	Intermediate Term Bond	Putnam Diversified Income Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.72	-9.14	0.62	2.64
06-GNM	Balanced	Putnam Dynamic Asset Allocation Bal A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.94	-13.82	4.52	7.08
06-GNN	Balanced	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.6	-13.56	4.88
06-GNP	Balanced	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.69	-13.58	4.79	7.35
06-GNR	Balanced	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.97	-12.93	2.25	4.35
06-GNV	Balanced	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.72	-12.74	2.50	4.61
06-GNT	Balanced	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.63	-12.57	2.63
06-GNW	Balanced	Putnam Dynamic Asset Allocation Gr A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	1.02	-15.53	5.46	8.43
06-GNX	Balanced	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.68	-15.23	5.84

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GNY	Balanced	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.77		-15.35	5.72	8.71
06-64J	Diversified Emerging Markets	Putnam Emerging Markets Equity R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Advisory Co LLC;Putnam Investments Limited;	0.94	*	-33.07
06-938	Large Cap Growth	Putnam Growth Opportunities A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.99		-22.13	13.68	14.74
06-GCG	Large Cap Growth	Putnam Growth Opportunities R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.64		-21.84	14.09
06-899	Large Cap Growth	Putnam Growth Opportunities Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.74		-21.93	13.96	15.02
06-FCG	Large Cap Value	Putnam Large Cap Value A: Class A Investment Advisor: Putnam	0.88		-3.62	9.93	12.03
06-36H	Large Cap Value	Putnam Large Cap Value R6: Class Retirement Investment Advisor: Putnam	0.54		-3.31	10.33
06-FCF	Large Cap Value	Putnam Large Cap Value Y: Class Inst Investment Advisor: Putnam	0.63		-3.40	10.21	12.30
06-3XC	Large Cap Growth	Putnam Sustainable Future R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.66		-37.02
06-3XG	Large Cap Growth	Putnam Sustainable Leaders R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.7		-19.28
06-750		Royce Capital Small-Cap Inv: Class Inv Investment Advisor: Royce Investment Partners	1.08	*	-15.52	2.98	5.83
06-747	Diversified Emerging Markets	Russell Inv Emerging Markets S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Axiom Investors, LLC;Numeric Investors LLC; AllianceBernstein L.P.;Neuberger Berman Investment Advisers LLC; Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.16	*	-25.53	0.17	2.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-742	Large Cap Value	Russell Inv Equity Income S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;	0.82	*	-5.72	10.04	12.05
06-736	World Stock	Russell Inv Global Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Wellington Management Company LLP; Sanders Capital, LLC;Intermede Global Partners Inc;	0.99	*	-14.28	7.22	9.71
06-489	Specialty	Russell Inv Global Infrastructure S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;	1.03	*	3.07	4.72	7.35
06-739	Specialty	Russell Inv Global Real Estate Secs S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.08	*	-14.42	2.53	4.93
06-737	Foreign Blend	Russell Inv International Devd Mkts S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Wellington Management Company LLP; Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.93	*	-17.32	1.82	5.28
06-GCH	Diversified Emerging Markets	Russell Inv Emerging Markets R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Axiom Investors, LLC;Numeric Investors LLC; AllianceBernstein L.P.;Neuberger Berman Investment Advisers LLC; Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.01	*	-25.38	0.33
06-FFM	Specialty	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.91	*	-14.27	2.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GCJ	Intermediate Term Bond	Russell Inv Investment Grade Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.35	*	-11.85	0.86
06-738	Intermediate Term Bond	Russell Inv Investment Grade Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.48	*	-12.01	0.71	1.52
06-GCK	Intermediate Term Bond	Russell Inv Strategic Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Western Asset Management Company, LLC; Schroder Investment Management North America Inc.;Western Asset Management Company Limited;BlueBay Asset Management LLP;	0.48	*	-11.75	0.87
06-GCM	Small Cap Blend	Russell Inv US Small Cap Equity R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	0.93	*	-17.98	6.42
06-662	Balanced	Russell Inv LifePoints Equity Gr Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.92	*	-14.12	3.47	6.47
06-659	Balanced	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.88	*	-13.24	2.12	4.74
06-665	Balanced	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.38	*	-13.62	1.60	4.22
06-661	Balanced	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.67	*	-11.85	1.00	2.47
06-655	Balanced	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.17	*	-12.28	0.48	1.95
06-675	Balanced	Russell Inv LifePoints Equity Gr Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.42	*	-14.52	2.96	5.95
06-663	Balanced	Russell Inv LifePoints Growth Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.91	*	-13.80	3.32	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-670	Balanced	Russell Inv LifePoints Growth Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.41	*	-14.27	2.82	5.31
06-664	Balanced	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.78	*	-12.67	1.06	3.39
06-660	Balanced	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.28	*	-13.02	0.56	2.87
06-488	Multisector Bond	Russell Inv Opportunistic Credit S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Voya Investment Management Co. LLC; Barings LLC;Baring International Investment Ltd;Dupont Capital Management Corporation;	0.82	*	-13.04	0.52	2.66
06-748	Short Term Bond	Russell Inv Short Duration Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Western Asset Management Company, LLC; Western Asset Management Company Limited;Scout Investments, Inc.;	0.55	*	-5.75	1.03	1.26
06-741	Intermediate Term Bond	Russell Inv Strategic Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Western Asset Management Company, LLC; Schroder Investment Management North America Inc.;Western Asset Management Company Limited;BlueBay Asset Management LLP;	0.59	*	-11.86	0.79	1.81
06-744	Large Cap Blend	Russell Inv Sustainable Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP;	0.99	*	-8.05	10.06	11.52
06-749	Small Cap Blend	Russell Inv US Small Cap Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Ancora Advisors LLC;BAMCO Inc; Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC; Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	1.06	*	-18.11	6.28	9.83
06-225	Large Cap Blend	State Street Equity 500 Index Adm: Class Other Investment Advisor: State Street Global Advisors	0.17	*	-10.78	11.06	12.68
06-167	Large Cap Blend	State Street Equity 500 Index R: Class Retirement Investment Advisor: State Street Global Advisors	0.62	*	-11.18	10.56	12.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3TT	Mgd Asset Allocation	State Street Target Retirement 2020 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-10.31	4.95
06-3TV	Mgd Asset Allocation	State Street Target Retirement 2025 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-12.52	5.79
06-3TW	Mgd Asset Allocation	State Street Target Retirement 2030 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-14.63	6.12
06-3VR	Mgd Asset Allocation	State Street Target Retirement 2035 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-15.75	6.36
06-3TY	Mgd Asset Allocation	State Street Target Retirement 2040 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-16.33	6.59
06-3V3	Mgd Asset Allocation	State Street Target Retirement 2045 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-16.99	6.78
06-3V4	Mgd Asset Allocation	State Street Target Retirement 2050 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.51	6.82
06-3V6	Mgd Asset Allocation	State Street Target Retirement 2055 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.55	6.81
06-3V7	Mgd Asset Allocation	State Street Target Retirement 2060 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.46	6.82
06-64F	Mgd Asset Allocation	State Street Target Retirement 2065 K: Class Other Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.56
06-3V9	Mgd Asset Allocation	State Street Target Retirement K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-9.33	3.96
06-124	Large Cap Growth	T. Rowe Price Blue Chip Growth Port: Class Inst Investment Advisor: T. Rowe Price	0.75	*	-31.28	9.45	13.03
06-4GM	Balanced	T. Rowe Price Capital Appreciation I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.57	***	-7.48	9.84
06-4GN	Specialty	T. Rowe Price Comm & Tech I: Class Inst Investment Advisor: T. Rowe Price	0.64		-35.94	10.07
06-3W9	Large Cap Blend	T. Rowe Price Dividend Growth I: Class Inst Investment Advisor: T. Rowe Price	0.49		-5.16	11.56
06-4GP	Specialty	T. Rowe Price Global Technology I: Class Inst Investment Advisor: T. Rowe Price	0.75		-52.21	6.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4GC	Specialty	T. Rowe Price Health Sciences I: Class Inst Investment Advisor: T. Rowe Price	0.65		-14.69	11.30
06-585		T. Rowe Price Limited-Term Bond: Class Other Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited	0.5	*	-4.39	1.25	1.08
06-586	Mid Cap Growth	T. Rowe Price Mid-Cap Growth Port: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.84	*	-21.93	8.23	12.16
06-4GR	Specialty	T. Rowe Price New Era I: Class Inst Investment Advisor: T. Rowe Price	0.55		2.19	5.15
06-4GT	Small Cap Growth	T. Rowe Price Small-Cap Stock I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.75	***	-23.17	9.25
06-4MP	Balanced	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.65	*	-17.25	6.34
06-4GV	Large Cap Value	T. Rowe Price Value I: Class Inst Investment Advisor: T. Rowe Price	0.55	*	-6.79	9.07
06-GPC	Specialty	T. Rowe Price Financial Services I: Class Inst Investment Advisor: T. Rowe Price	0.76		-9.47	9.25
06-312	Foreign Value	Templeton Foreign A: Class A Investment Advisor: Franklin Templeton Invts	1.1	*	-14.67	-1.08	3.92
06-CNG	Foreign Value	Templeton Foreign Adv: Class Adv Investment Advisor: Franklin Templeton Invts	0.85	*	-14.53	-0.85	4.17
06-920	Foreign Value	Templeton Foreign R: Class Retirement Investment Advisor: Franklin Templeton Invts	1.35	*	-14.94	-1.34	3.64
06-GCR	Foreign Value	Templeton Foreign R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.71	*	-14.52	-0.70
06-886	World Bond	Templeton Global Bond A: Class A Investment Advisor: Franklin Templeton Investments	0.97	*	-9.20	-3.12	0.16
06-CNH	Intermediate Term Bond	Templeton Global Bond Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.72	*	-9.01	-2.87	0.42
06-887	Intermediate Term Bond	Templeton Global Bond R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.22	*	-9.42	-3.35	-0.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FGT	Intermediate Term Bond	Templeton Global Bond R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.59	*	-8.96	-2.76
06-907		Templeton Global Bond VIP 1: Class No Load Investment Advisor: Franklin Templeton Investments	0.51	*	-7.87	-2.47	0.22
06-CNJ	World Stock	Templeton Growth Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.8		-16.77	-0.09	5.36
06-313	World Stock	Templeton Growth A: Class A Investment Advisor: Franklin Templeton Investments	1.05		-16.99	-0.34	5.09
06-925	World Stock	Templeton Growth R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.3		-17.21	-0.59	4.83
06-CHN	Intermediate Term Bond	Templeton International Bond A: Class A Investment Advisor: Franklin Templeton Investments	1.01	*	-10.93	-3.50	-0.90
06-4GW	Diversified Emerging Markets	Thornburg Developing World R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.94	*	-28.69	3.59
06-990	Foreign Blend	Thornburg International Equity R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.36	*	-22.56	2.44	4.99
06-316	Foreign Blend	Thornburg International Equity R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.9	*	-22.20	2.90	5.48
06-GPF	Foreign Blend	Thornburg International Equity R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.7	*	-22.06	3.11	5.71
06-4GX	Foreign Growth	Thornburg International Growth R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.89	*	-32.09	1.60
06-987	World Allocation	Thornburg Investment Income Builder R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.55	*	-2.73	5.17	6.20
06-986	World Allocation	Thornburg Investment Income Builder R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.04	*	-2.08	5.74	6.76
06-39W	World Allocation	Thornburg Investment Income Builder R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.85	*	-1.80	5.96
06-GCV	Short Term Bond	Thornburg Limited Term Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.42	*	-6.52	1.66
06-995	Short Term Bond	Thornburg Limited Term Income R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.99	*	-7.07	1.05	1.69
06-953	Short Term Bond	Thornburg Limited Term Income R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.49	*	-6.61	1.50	2.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.99	**	-6.22	0.02	0.29
06-109	Large Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.31	*	-17.57	5.11	10.74
06-985	Large Cap Growth	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.46	*	-39.90	3.15	7.78
06-314	Large Cap Growth	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.95	*	-39.61	3.67	8.33
06-4XJ	Multisector Bond	Thornburg Strategic Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.53	*	-6.01	2.94
06-FGV	Intermediate Term Bond	TIAA-CREF Bond Index Institutional: Class Inst Investment Advisor: TIAA-CREF	0.08		-10.46	0.72	1.39
06-434	Intermediate Term Bond	TIAA-CREF Bond Index Retirement: Class Retirement Investment Advisor: TIAA-CREF	0.33		-10.77	0.47	1.13
06-3F4	Intermediate Term Bond	TIAA-CREF Core Plus Bond Instl: Class Inst Investment Advisor: TIAA-CREF	0.3		-11.55	1.10	2.28
06-939	Intermediate Term Bond	TIAA-CREF Core Plus Bond R: Class Retirement Investment Advisor: TIAA-CREF	0.55		-11.74	0.85	2.04
06-GCW	Intermediate Term Bond	TIAA-CREF Core Impact Bond Instl: Class Inst Investment Advisor: TIAA-CREF	0.35		-11.14	0.95
06-CNK	Intermediate Term Bond	TIAA-CREF Core Impact Bond Retirement: Class Retirement Investment Advisor: TIAA-CREF	0.6		-11.37	0.70
06-020	Diversified Emerging Markets	TIAA-CREF Emerging Markets Eq Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.43		-25.40	1.79	2.59
06-FGW	Large Cap Blend	TIAA-CREF Growth & Income Instl: Class Inst Investment Advisor: TIAA-CREF	0.4		-15.54	9.58	12.02
06-433	Large Cap Blend	TIAA-CREF Growth & Income Retire: Class Retirement Investment Advisor: TIAA-CREF	0.65		-15.79	9.30	11.74
06-FGX	Foreign Blend	TIAA-CREF International Eq Idx Instl: Class Inst Investment Advisor: TIAA-CREF	0.05		-17.28	2.37	5.55
06-428	Foreign Blend	TIAA-CREF International Eq Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.3		-17.49	2.11	5.28
06-942	Large Cap Growth	TIAA-CREF Large-Cap Growth R: Class Retirement Investment Advisor: TIAA-CREF	0.65		-29.94	11.38	13.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-943	Large Cap Value	TIAA-CREF Large-Cap Value Retire: Class Retirement Investment Advisor: TIAA-CREF	0.66		-7.86	5.86	9.46
06-FHC	Large Cap Value	TIAA-CREF Large-Cap Value Idx Inst: Class Inst Investment Advisor: TIAA-CREF	0.05		-6.84	7.13	10.44
06-429	Large Cap Value	TIAA-CREF Large-Cap Value Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.3		-7.06	6.86	10.16
06-FGY	Large Cap Growth	TIAA-CREF Large-Cap Gr Idx Instl: Class Inst Investment Advisor: TIAA-CREF	0.05		-18.84	14.22	14.72
06-431	Large Cap Growth	TIAA-CREF Large-Cap Gr Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.3		-19.03	13.94	14.44
06-36J	Mgd Asset Allocation	TIAA-CREF Lifecycle 2010 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.37	*	-11.16	4.03	5.59
06-36K	Mgd Asset Allocation	TIAA-CREF Lifecycle 2015 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.38	*	-11.63	4.33	6.06
06-36M	Mgd Asset Allocation	TIAA-CREF Lifecycle 2020 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.39	*	-12.33	4.61	6.61
06-36N	Mgd Asset Allocation	TIAA-CREF Lifecycle 2025 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.41	*	-13.29	5.05	7.25
06-36P	Mgd Asset Allocation	TIAA-CREF Lifecycle 2030 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.42	*	-14.31	5.50	7.86
06-36R	Mgd Asset Allocation	TIAA-CREF Lifecycle 2035 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.43	*	-15.38	5.89	8.42
06-36T	Mgd Asset Allocation	TIAA-CREF Lifecycle 2040 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.44	*	-16.21	6.34	8.88
06-36V	Mgd Asset Allocation	TIAA-CREF Lifecycle 2045 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-16.92	6.70	9.10
06-36W	Mgd Asset Allocation	TIAA-CREF Lifecycle 2050 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.19	6.76	9.17
06-37C	Mgd Asset Allocation	TIAA-CREF Lifecycle 2055 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.31	6.80	9.22
06-36Y	Mgd Asset Allocation	TIAA-CREF Lifecycle 2060 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.43	6.87
06-64H	Mgd Asset Allocation	TIAA-CREF Lifecycle 2065 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FHF	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2010 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-10.74	4.27	5.45
06-032	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2010 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-10.96	4.01	5.19
06-FHG	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2015 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-11.32	4.59	5.95
06-033	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2015 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-11.59	4.32	5.68
06-FHH	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2020 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-11.92	4.92	6.55
06-034	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2020 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-12.12	4.66	6.28
06-FHJ	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2025 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-12.55	5.45	7.24
06-035	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2025 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-12.76	5.19	6.98
06-FHK	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2030 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-13.25	5.95	7.93
06-036	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2030 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-13.48	5.69	7.67
06-FHM	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2035 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-14.00	6.44	8.59
06-037	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2035 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-14.24	6.17	8.32
06-FHN	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2040 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-14.55	6.95	9.12
06-038	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2040 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-14.76	6.67	8.85
06-FHP	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2045 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.02	7.38	9.40
06-039	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2045 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.23	7.11	9.13
06-FHR	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2050 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.28	7.45	9.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-040	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2050 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.47	7.19	9.20
06-FHT	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2055 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.33	7.53	9.55
06-041	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2055 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.54	7.25	9.27
06-FHV	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2060 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.40	7.61
06-CMV	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2060 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.60	7.33
06-4XR	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2065 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.28
06-4XT	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2065 Ret: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.79
06-FHW	Balanced	TIAA-CREF Lifecycle Index Ret Inc Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-10.98	4.21	5.08
06-042	Mgd Asset Allocation	TIAA-CREF Lifecycle Index Ret Inc Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-11.23	3.95	4.81
06-36X	Balanced	TIAA-CREF Lifecycle Retire Income Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.37	*	-11.13	3.96	5.23
06-3CK	Balanced	TIAA-CREF Lifestyle Aggressive Gr Instl: Class Inst Investment Advisor: TIAA-CREF	0.65	*	-19.40	6.85	9.67
06-4CX	Balanced	TIAA-CREF Lifestyle Aggressive Gr Retail: Class Adv Investment Advisor: TIAA-CREF	0.95	***	-19.66	6.52	9.33
06-3CG	Balanced	TIAA-CREF Lifestyle Conservative Instl: Class Inst Investment Advisor: TIAA-CREF	0.49	*	-13.13	3.61	5.13
06-3CJ	Balanced	TIAA-CREF Lifestyle Growth Institutional: Class Inst Investment Advisor: TIAA-CREF	0.6	*	-17.81	5.77	8.24
06-3XV	Balanced	TIAA-CREF Lifestyle Growth Retail: Class Adv Investment Advisor: TIAA-CREF	0.88	*	-18.05	5.47	7.93
06-3CF	Balanced	TIAA-CREF Lifestyle Income Institutional: Class Inst Investment Advisor: TIAA-CREF	0.43	*	-9.92	2.41	3.39
06-3CH	Balanced	TIAA-CREF Lifestyle Moderate Instl: Class Inst Investment Advisor: TIAA-CREF	0.55	*	-16.31	4.74	6.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-944	Mid Cap Growth	TIAA-CREF Mid-Cap Growth Retire: Class Retirement Investment Advisor: TIAA-CREF	0.71		-39.54	5.50	8.68
06-3MH	Specialty	TIAA-CREF Real Estate Sec Instl: Class Inst Investment Advisor: TIAA-CREF	0.49		-11.62	7.50	8.43
06-GCX	Large Cap Blend	TIAA-CREF Social Choice Eq Instl: Class Inst Investment Advisor: TIAA-CREF	0.17		-14.46	10.45	12.28
06-432	Large Cap Blend	TIAA-CREF Social Choice Eq Retire: Class Retirement Investment Advisor: TIAA-CREF	0.42		-14.66	10.18	11.99
06-GCY	Foreign Blend	TIAA-CREF Social Choice Intl Eq Instl: Class Inst Investment Advisor: TIAA-CREF	0.36		-16.18	2.90
06-126		Timothy Plan Conservative Growth VS: Class Other Investment Advisor: Timothy Partners Ltd	1.56		-10.27	2.66	3.67
06-339	Balanced	Timothy Plan Conservative Growth A: Class A Investment Advisor: Timothy Partners Ltd	2.02		-10.54	2.07	3.02
06-341	Balanced	Timothy Plan Strategic Growth A: Class A Investment Advisor: Timothy Partners Ltd	1.95		-11.45	2.95	4.23
06-127		Timothy Plan Strategic Growth VS: Class Other Investment Advisor: Timothy Partners Ltd	1.38		-10.71	3.68	4.96
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Advisor: Bramshill Investments LLC Investment Subadvisor: Bramshill Investments LLC	1.11	***	-7.69	2.09	3.21
06-619	Large Cap Blend	Touchstone Focused A: Class A Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	1.22	***	-14.42	9.53	12.25
06-GPG	Large Cap Blend	Touchstone Focused Instl: Class Inst Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.85	*	-14.14	9.93	12.67
06-624	Large Cap Blend	Touchstone Focused Y: Class No Load Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.91		-14.17	9.86	12.57
06-701	World Stock	Touchstone Global ESG Equity Fd – Cl A: Class A Investment Advisor: Rockefeller & Co Investment Subadvisor: Rockefeller & Co. LLC	1.12	***	-19.97	4.03	7.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-699	Large Cap Growth	Touchstone Growth Opportunities A: Class A Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	1.24	***	-20.95	12.37	13.34
06-3GK	Large Cap Blend	Touchstone Large Cap Focused Instl: Class Inst Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.7	*	-13.85	12.37
06-GPH	Mid Cap Growth	Touchstone Mid Cap Growth A: Class A Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	1.23		-23.94	9.37	11.88
06-GPJ	Mid Cap Growth	Touchstone Mid Cap Growth Inst: Class Inst Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	0.87	***	-23.69	9.71	12.26
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth R6: Class Retirement Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	0.78	*	-23.60
06-4PF	Small Cap Blend	Touchstone Small Company R6: Class Retirement Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.81	*	-17.73	6.95
06-702	Large Cap Value	Touchstone Value A: Class A Investment Advisor: Barrow Hanley Mewhinney & Strauss LLC Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC	1.08	***	-5.30	7.88	10.16
06-3CY	Large Cap Growth	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Advisor: T. Rowe Price	0.64		-18.98	15.66
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited; T. Rowe Price Singapore Private Ltd;	0.97	***	-29.93	1.47
06-47X	World Allocation	T. Rowe Price Global Allocation Advisor: Class Adv Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited; T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc; T. Rowe Price International Ltd;	1.23	*	-14.88	4.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-47W	World Allocation	T. Rowe Price Global Allocation I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited; T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc; T. Rowe Price International Ltd;	0.81	*	-14.53	4.77
06-3XK	Mid Cap Growth	T. Rowe Price New Horizons I: Class Inst Investment Advisor: T. Rowe Price	0.64	***	-37.90	11.57
06-3RR	Foreign Blend	T. Rowe Price Overseas Stock I: Class Inst Investment Advisor: T. Rowe Price	0.66	***	-17.55	2.71
06-FFN	Large Cap Growth	T. Rowe Price Blue Chip Growth I: Class Inst Investment Advisor: T. Rowe Price	0.56		-31.22	9.72
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Advisor: T. Rowe Price	1.22		-31.68	9.00	12.60
06-4TR	Mid Cap Growth	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Advisor: T. Rowe Price	0.65		-26.10	9.63
06-FFP	Large Cap Value	T. Rowe Price Equity Income I: Class Inst Investment Advisor: T. Rowe Price	0.53		-2.65	8.18
06-580	Large Cap Value	T. Rowe Price Equity Income Port: Class Inst Investment Advisor: T. Rowe Price	0.74	*	-2.84	7.92	9.98
06-775	Large Cap Value	T. Rowe Price Equity Income R: Class Retirement Investment Advisor: T. Rowe Price	1.22		-3.36	7.45	9.49
06-755	Europe Stock	T. Rowe Price European Stock: Class No Load Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	0.95		-24.44	2.26	5.80
06-64T	World Bond	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited	0.48	*	-10.49	2.09
06-308	Large Cap Growth	T. Rowe Price Growth Stock Adv: Class Adv Investment Advisor: T. Rowe Price	0.91		-34.37	8.26	12.12
06-FFR	Large Cap Growth	T. Rowe Price Growth Stock I: Class Inst Investment Advisor: T. Rowe Price	0.51		-34.11	8.70
06-780	Large Cap Growth	T. Rowe Price Growth Stock R: Class Retirement Investment Advisor: T. Rowe Price	1.17		-34.55	7.98	11.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-63M	Foreign Small/Mid Eqty	T. Rowe Price International Discovery: Class No Load Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited; T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.18	***	-32.08	4.39	8.78
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Advisor: T. Rowe Price	1.4	*	-22.35	2.16	5.18
06-309	Foreign Value	T. Rowe Price International Value Eq Adv: Class Adv Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	1.07		-12.80	0.63	3.95
06-FFT	Foreign Value	T. Rowe Price International Value Eq I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	0.68		-12.46	1.05
06-795	Foreign Value	T. Rowe Price International Value Eq R: Class Retirement Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	1.32		-13.02	0.35	3.66
06-FFV	Mid Cap Growth	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management, Inc.	0.61		-21.75	8.52
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management, Inc.	1.27	***	-22.29	7.81	11.68
06-311	Mid Cap Value	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Advisor: T. Rowe Price	1.05		-6.60	7.05	10.73
06-FFW	Mid Cap Value	T. Rowe Price Mid-Cap Value I: Class Inst Investment Advisor: T. Rowe Price	0.65		-6.20	7.49
06-785	Mid Cap Value	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Advisor: T. Rowe Price	1.29		-6.81	6.80	10.46
06-GFP	Specialty	T. Rowe Price Real Estate I: Class Inst Investment Advisor: T. Rowe Price	0.61		-4.84	4.03
06-573	Mgd Asset Allocation	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74		-11.74	3.67	4.87
06-576	Mgd Asset Allocation	T. Rowe Price Retirement 2005 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99		-11.94	3.42	4.62
06-574	Mgd Asset Allocation	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74		-12.14	4.01	5.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-579	Mgd Asset Allocation	T. Rowe Price Retirement 2010 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	-12.34	3.75	5.15
06-774	Mgd Asset Allocation	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.76	-12.30	4.44	6.18
06-776	Mgd Asset Allocation	T. Rowe Price Retirement 2015 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.01	-12.56	4.17	5.91
06-777	Mgd Asset Allocation	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.78	-12.78	4.95	6.96
06-778	Mgd Asset Allocation	T. Rowe Price Retirement 2020 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.03	-12.95	4.69	6.69
06-779	Mgd Asset Allocation	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.8	-13.75	5.46	7.67
06-781	Mgd Asset Allocation	T. Rowe Price Retirement 2025 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.05	-13.95	5.19	7.40
06-782	Mgd Asset Allocation	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.83	-15.11	5.84	8.26
06-783	Mgd Asset Allocation	T. Rowe Price Retirement 2030 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.08	-15.31	5.58	7.99
06-784	Mgd Asset Allocation	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.84	-16.39	6.14	8.69
06-786	Mgd Asset Allocation	T. Rowe Price Retirement 2035 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.09	-16.57	5.87	8.42
06-787	Mgd Asset Allocation	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.85	-17.36	6.43	9.01
06-789	Mgd Asset Allocation	T. Rowe Price Retirement 2040 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.1	-17.56	6.17	8.75
06-791	Mgd Asset Allocation	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.87	-17.71	6.66	9.15
06-792	Mgd Asset Allocation	T. Rowe Price Retirement 2045 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.12	-17.92	6.39	8.88
06-793	Mgd Asset Allocation	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.88	-17.82	6.65	9.15
06-794	Mgd Asset Allocation	T. Rowe Price Retirement 2050 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.13	-17.97	6.39	8.88
06-796	Mgd Asset Allocation	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	-17.83	6.61	9.13

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-797	Mgd Asset Allocation	T. Rowe Price Retirement 2055 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	-18.07	6.34	8.85
06-CMP	Mgd Asset Allocation	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	-17.89	6.60
06-CMR	Mgd Asset Allocation	T. Rowe Price Retirement 2060 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	-18.05	6.34
06-63R	Mgd Asset Allocation	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	-17.58
06-63W	Mgd Asset Allocation	T. Rowe Price Retirement 2065 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	-17.77
06-798	Balanced	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Advisor: T. Rowe Price	0.74	-11.09	3.97	4.77
06-FFX	Balanced	T. Rowe Price Retirement Balanced I: Class Inst Investment Advisor: T. Rowe Price	0.34	-10.66	4.36
06-799	Balanced	T. Rowe Price Retirement Balanced R: Class Retirement Investment Advisor: T. Rowe Price	0.99	-11.18	3.72	4.52
06-GCN	Mgd Asset Allocation	T. Rowe Price Retirement I 2005 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	-11.40	4.06
06-GCP	Mgd Asset Allocation	T. Rowe Price Retirement I 2010 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	-11.74	4.41
06-FFY	Mgd Asset Allocation	T. Rowe Price Retirement I 2015 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.36	-12.10	4.83
06-FGF	Mgd Asset Allocation	T. Rowe Price Retirement I 2020 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.37	-12.41	5.33
06-FGG	Mgd Asset Allocation	T. Rowe Price Retirement I 2025 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.39	-13.34	5.84
06-FGH	Mgd Asset Allocation	T. Rowe Price Retirement I 2030 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.41	-14.73	6.23
06-FGJ	Mgd Asset Allocation	T. Rowe Price Retirement I 2035 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.42	-15.99	6.55
06-FGK	Mgd Asset Allocation	T. Rowe Price Retirement I 2040 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.43	-16.98	6.85
06-FGM	Mgd Asset Allocation	T. Rowe Price Retirement I 2045 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.44	-17.30	7.07
06-FGN	Mgd Asset Allocation	T. Rowe Price Retirement I 2050 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.45	-17.50	7.04

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FGP	Mgd Asset Allocation	T. Rowe Price Retirement I 2055 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46		-17.54	7.03
06-FGR	Mgd Asset Allocation	T. Rowe Price Retirement I 2060 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46		-17.50	7.04
06-64G	Mgd Asset Allocation	T. Rowe Price Retirement I 2065 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46		-17.27
06-CMT	Specialty	T. Rowe Price US Trs LongTerm Idx: Class No Load Investment Advisor: T. Rowe Price	0.23		-19.24	0.23	1.12
06-4FX	Small Cap Value	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Advisor: Fuller & Thaler Asset Mgmt Investment Subadvisor: Fuller & Thaler Asset Management Inc	0.8	*	-3.11	8.19
06-4NT	Intermediate Term Bond	USAA Intermediate Term Bond R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.42	*	-10.34	2.17
06-4NW	Foreign Blend	USAA International R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.8	*	-17.76
06-4NV	Large Cap Growth	USAA Nasdaq 100 Index R6: Class Retirement Investment Advisor: Northern Trust Asset Management	0.3		-20.62	15.99
#N/A		Vanguard VIF Total Intl Stk Mkt Idx: Class Other Investment Advisor: Vanguard Group Inc	0.1		-18.98
06-FHY	Large Cap Blend	Vanguard 500 Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.04		-10.66	11.27	12.92
06-FJC	Balanced	Vanguard Balanced Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-12.52	6.92	8.24
#N/A		Vanguard VIF Capital Growth: Class – N/A Investment Advisor: PRIMECAP Management Company	0.34		-14.60	10.65	14.38
06-4XX	Specialty	Vanguard Commodity Strategy Admiral: Class Inst Investment Advisor: 0	0.2		25.96
06-4Y3	Specialty	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1		-26.77	11.33	14.16
06-4XY	Specialty	Vanguard Consumer Staples Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1		3.92	8.31	10.53
06-FJF	Foreign Blend	Vanguard Developed Markets Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-18.15	2.68	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-190		Vanguard VIF Diversified Val: Class – N/A Investment Advisor: Barrow Hanley Mewhinney & Strauss LLC	0.28	-8.92	8.22	10.12
06-4CY	Large Cap Blend	Vanguard Dividend Growth Inv: Class Inv Investment Advisor: Wellington Management Company LLP	0.27	-0.01	12.13	12.63
06-FJG	Diversified Emerging Markets	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Advisor: Vanguard Investments Australia Ltd	0.14	-21.14	3.10	3.23
06-FJH	Specialty	Vanguard Energy Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.33	18.21	0.65	0.60
#N/A		Vanguard VIF Equity Income: Class – N/A Investment Advisor: Vanguard Group Inc	0.3	0.15	9.26	11.37
#N/A		Vanguard VIF Equity Index: Class – N/A Investment Advisor: Vanguard Group Inc	0.14	-10.75	11.15	12.80
06-FJJ	Large Cap Value	Vanguard Equity-Income Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.19	0.51	9.56	11.56
06-4PP	Europe Stock	Vanguard European Stock Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-18.38	2.33	5.75
#N/A	Small Cap Growth	Vanguard Explorer Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.4	-24.15	9.80	11.85
06-FJK	Small Cap Growth	Vanguard Explorer Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.29	-24.04	9.92	12.00
06-FJM	Mid Cap Blend	Vanguard Extended Market Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.06	-29.95	6.43	10.31
06-4G7	Specialty	Vanguard Financials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-12.94	6.61	11.83
06-3CC	Foreign Blend	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.11	-18.72	2.81	5.16
06-3WM	Large Cap Blend	Vanguard FTSE Social Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.14	-15.12
#N/A		Vanguard VIF Global Bond Index: Class Other Investment Advisor: Vanguard Group Inc	0.13	-10.43
06-GFM	Int Government Bond	Vanguard GNMA Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.11	-8.28	0.40	1.18
06-4MV	Large Cap Blend	Vanguard Growth & Income Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.22	-9.83	11.32	13.00
06-FJN	Large Cap Growth	Vanguard Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05	-21.87	12.90	13.87

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FJP	Specialty	Vanguard Health Care Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.25	-5.20	8.31	13.33
06-4MW	Specialty	Vanguard Health Care Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-3.56	11.43	14.72
06-4MX	Large Cap Value	Vanguard High Dividend Yield Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.08	-0.02
#N/A		Vanguard VIF High Yield Bond: Class Retirement Investment Advisor: Wellington Management Company LLP	0.26	-11.44	1.87	3.94
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.13	-11.22	1.95	4.08
06-4XW	Specialty	Vanguard Industrials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-15.74	6.61	11.31
06-GFC	Inflation-Protec Bond	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-5.03	3.12	1.65
06-4G9	Specialty	Vanguard Information Technology Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-17.49	19.53	18.24
06-3C9	Int Government Bond	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	-8.36	0.80	1.06
#N/A		Vanguard VIF International: Class – N/A Investment Advisor: Vanguard Group Inc	0.38	-35.96	7.13	8.91
06-3F6	Foreign Growth	Vanguard International Growth Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.32	-36.18	7.51	9.17
06-64K	Foreign Value	Vanguard Intl Hi Div Yld Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.22	-9.26	2.85
06-4XG	Foreign Value	Vanguard International Value Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.36	-17.40	2.66	5.36
06-FJT	Intermediate Term Bond	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	-11.03	1.24	1.94
06-FJV	Intermediate Term Bond	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-12.95	1.21	2.33
06-FJW	Int Government Bond	Vanguard Interm-Term Treasury Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-7.92	1.11	1.23
06-FJX	Balanced	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.12	-12.51	3.68	5.00
06-FJY	Balanced	Vanguard LifeStrategy Growth Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.14	-14.91	6.19	8.21

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FKC	Balanced	Vanguard LifeStrategy Income Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.11		-11.33	2.27	3.28
06-FKF	Balanced	Vanguard LifeStrategy Moderate Gr Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.13		-13.73	4.95	6.63
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.12		-20.51	1.16	3.40
06-4PT	Specialty	Vanguard Long-Term Treasury Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1		-18.49	0.57	1.62
06-FKG	Specialty	Vanguard Materials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1		-9.74	7.64	9.64
06-FKH	Mid Cap Growth	Vanguard Mid Cap Growth Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.33		-31.72	6.94	9.25
06-FKJ	Mid Cap Blend	Vanguard Mid Cap Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-16.00	8.28	11.48
06-3YP	Mid Cap Growth	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-25.42	9.04	11.36
06-3YN	Mid Cap Value	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-6.05	7.10	11.30
#N/A		Vanguard VIF Money Market: Class – N/A Investment Advisor: Vanguard Group Inc	0.15		0.16	1.10	0.68
06-FKK	Specialty	Vanguard Real Estate Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.12		-8.05	5.71	7.48
06-FKM	Mid Cap Value	Vanguard Selected Value Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.32		-8.68	5.91	10.24
06-4N9	Short Term Bond	Vanguard Short-Term Investment-Grade Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	**	-6.10	1.25	1.70
#N/A		Vanguard VIF Short Term Invmt Grade: Class – N/A Investment Advisor: Vanguard Group Inc	0.14		-6.05	1.30	1.69
06-FKR	Small Cap Blend	Vanguard Small Cap Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-20.75	6.88	10.45
06-FKP	Small Cap Growth	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-31.76	6.80	9.81
06-FKN	Small Cap Value	Vanguard Small Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-12.07	6.15	10.49

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	**	-5.26	1.01	1.10
06-3CR	Short Term Gov Bond	Vanguard Short-Term Federal Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	**	-4.27	1.14	1.01
06-305	Short Term Gov Bond	Vanguard Short-Term Federal Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.2	**	-4.37	1.04	0.91
06-4PR	Short Term Gov Bond	Vanguard Short-Term Treasury Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	**	-3.74	1.00	0.86
06-4MY	Mid Cap Blend	Vanguard Strategic Equity Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.17		-13.23	7.31	11.91
06-FMN	Intermediate Term Bond	Vanguard Total Bond Market Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-10.40	0.84	1.49
06-FMP	World Bond	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Advisor: Vanguard Group Inc	0.11		-10.07	0.80
06-FMR	Foreign Blend	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.11		-18.94	2.71	5.17
06-FMT	Large Cap Blend	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.04		-14.24	10.52	12.51
#N/A		Vanguard VIF Total Stock Mkt Idx: Class – N/A Investment Advisor: Vanguard Group Inc	0.13		-14.30	10.36	12.36
06-FKW	Mgd Asset Allocation	Vanguard Target Retirement 2020 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-11.65	4.64	6.51
06-FKX	Mgd Asset Allocation	Vanguard Target Retirement 2025 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-13.21	5.07	7.10
06-FKY	Mgd Asset Allocation	Vanguard Target Retirement 2030 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-13.94	5.50	7.68
06-FMC	Mgd Asset Allocation	Vanguard Target Retirement 2035 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-14.36	5.96	8.27
06-FMF	Mgd Asset Allocation	Vanguard Target Retirement 2040 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-14.82	6.42	8.74
06-FMG	Mgd Asset Allocation	Vanguard Target Retirement 2045 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.29	6.80	8.97
06-FMH	Mgd Asset Allocation	Vanguard Target Retirement 2050 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.45	6.81	8.97

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FMJ	Mgd Asset Allocation	Vanguard Target Retirement 2055 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.45	6.80	8.95
06-FMK	Mgd Asset Allocation	Vanguard Target Retirement 2060 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.44	6.79	8.96
06-34V	Mgd Asset Allocation	Vanguard Target Retirement 2065 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.40
06-FMM	Mgd Asset Allocation	Vanguard Target Retirement Income Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-10.14	3.34	4.12
06-FMV	Large Cap Growth	Vanguard US Growth AdmiralTM: Class Inst Investment Advisor: Vanguard Group Inc	0.28		-37.59	11.02	13.24
06-4N7	Specialty	Vanguard Utilities Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1		13.03	9.25	10.44
06-FMW	Large Cap Value	Vanguard Value Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-1.90	9.22	11.77
06-118		Vanguard VIF Mid-Cap Index: Class – N/A Investment Advisor: Vanguard Group Inc	0.17		-16.13	8.14	11.34
06-121		Vanguard VIF Total Bond Mkt Idx: Class – N/A Investment Advisor: Vanguard Group Inc	0.14		-10.60	0.75	1.40
#N/A		Vanguard VIF Real Estate Index: Class – N/A Investment Advisor: Vanguard Group Inc	0.26		-8.18	5.72	7.41
06-119	Small Cap Growth	Vanguard VIF Small Co Gr: Class – N/A Investment Advisor: Vanguard Group Inc	0.3	***	-28.11	6.07	10.48
06-GCT	Balanced	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Advisor: Wellington Management Company LLP	0.16		-7.02	4.90	6.05
06-GFF	Balanced	Vanguard WellingtonTM AdmiralTM: Class Inst Investment Advisor: Wellington Management Company LLP	0.16		-9.19	7.23	8.83
06-4V3	Large Cap Value	Vanguard WindsorTM II AdmiralTM: Class Inst Investment Advisor: Vanguard Group Inc	0.26		-10.13	9.43	11.22
06-3RF	Mid Cap Value	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.6	*	-6.21	7.76
06-3JN	Small Cap Value	Victory Integrity Small-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.96		-11.63	5.19	9.60
06-33C	Small Cap Growth	Victory RS Small Cap Growth R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.04		-43.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3R9	Diversified Emerging Markets	Victory Sophus Emerging Markets R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.89	*	-29.44	1.65
06-581	Mid Cap Value	Victory Sycamore Established Value A: Class A Investment Advisor: Victory Capital Management Inc.	0.9	***	-4.51	9.82	12.59
06-583	Mid Cap Value	Victory Sycamore Established Value R: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.11	***	-4.71	9.60	12.37
06-FMX	Mid Cap Value	Victory Sycamore Established Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.54	***	-4.16	10.21
06-582	Small Cap Value	Victory Sycamore Small Company Opp A: Class A Investment Advisor: Victory Capital Management Inc.	1.24	***	-9.10	7.45	10.86
06-584	Small Cap Value	Victory Sycamore Small Company Opp R: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.42	***	-9.25	7.25	10.63
06-FMY	Small Cap Value	Victory Sycamore Small Company Opp R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.85	***	-8.73	7.86
06-3RC	Foreign Blend	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.55	*	-18.93	1.60
06-GFG	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp A: Class A Investment Advisor: Victory Capital Management Inc.	1.37	*	-25.22	2.22	7.97
06-GFH	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.05		-25.06	2.51	8.28
06-804	Large Cap Value	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.24		-12.71	5.95	9.60
06-803	Large Cap Value	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.97	*	-12.48	6.24	9.90
06-FFJ	Large Cap Value	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.72	*	-12.25	6.51
06-807	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.28		-13.28	5.36	9.79
06-806	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.99		-13.03	5.70	10.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFK	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.79	*	-12.88	5.94
06-809	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.46	***	-12.43	3.45	7.86
06-808	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.15	***	-12.25	3.74	8.17
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Advisor: Duff & Phelps Inv Mgmt Co (IL) Investment Subadvisor: Duff & PheLPs Investment Management Co	0.79		-6.15	7.20
06-64N	Small Cap Growth	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Advisor: Kayne Anderson Rudnick Investment Management LLC Investment Subadvisor: Kayne Anderson Rudnick Investment Management LLC	0.98		-25.29
06-4WJ	Large Cap Value	Virtus NFJ Dividend Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1.02		-4.16	6.00	8.38
06-202	Large Cap Value	Virtus NFJ Dividend Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.93		-4.20	6.08	8.47
06-765	Mid Cap Value	Virtus NFJ Mid-Cap Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.9	*	-6.70	5.26	10.32
06-4NN	Mid Cap Value	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.6	*	-6.45
06-4WK	Mid Cap Value	Virtus NFJ Mid-Cap Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1	*	-6.83	5.15	10.21
06-231	Small Cap Value	Virtus NFJ Small-Cap Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1.07	*	-10.95	1.26	6.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPJ	Small Cap Value	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.77	*	-10.63	1.57
06-4WM	Small Cap Value	Virtus NFJ Small-Cap Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1.17	*	-11.08	1.15	5.92
06-47K	Specialty	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.52	*	-3.17	2.03
06-801	High Yield Bond	Virtus Seix High Income A: Class A Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.93	*	-13.88	1.32	3.64
06-811	Intermediate Term Bond	Virtus Seix Total Return Bond A: Class A Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.7	*	-10.00	0.89	1.42
06-3CX	Intermediate Term Bond	Virtus Seix Total Return Bond R6: Class Retirement Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.31	*	-9.67	1.26
06-3YT	Small Cap Blend	Virtus Small-Cap R6: Class Retirement Investment Advisor: Allianz Global Investors Investment Subadvisor: Allianz Global Investors U.S. LLC	0.8	*	-20.10
06-3N4	Diversified Emerging Markets	Virtus Vontobel Emerging Markets Opps R6: Class Retirement Investment Advisor: Vontobel Asset Management Investment Subadvisor: Vontobel Asset Management Inc	0.98	*	-26.71	-0.31
06-4NR	Intermediate Term Bond	Voya Intermediate Bond R6: Class Retirement Investment Advisor: Voya Investment Management Co. LLC (US) Investment Subadvisor: Voya Investment Management Co. LLC	0.3		-11.54	1.11
#N/A		Wanger International: Class No Load Investment Advisor: Columbia Threadneedle Investments	1.2		-30.64	0.78	4.90
06-GFJ	Intermediate Term Bond	Western Asset Core Plus Bond IS: Class Inst Investment Advisor: Western Asset Management Company, LLC Investment Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42		-16.04	0.42	2.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-713	Intermediate Term Bond	Western Asset Core Plus Bond FI: Class Other Investment Advisor: Western Asset Management Company, LLC Investment Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.82		-16.39	0.01	1.91
06-718	Intermediate Term Bond	Western Asset Core Plus Bond R: Class Retirement Investment Advisor: Western Asset Management Company, LLC Investment Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.12		-16.59	-0.27	1.58
06-69W	Mid Cap Growth	William Blair Mid Cap Growth R6: Class Retirement Investment Advisor: William Blair	0.9	*	-28.80
06-3TP	Mid Cap Growth	William Blair Small-Mid Cap Gr I: Class Inst Investment Advisor: William Blair	1.1	*	-28.26	7.86	12.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

This Summary Prospectus incorporates by reference the Prospectus for the Policy, dated December 7, 2022, and the Statement of Additional Information ("SAI"), dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC EDGAR Contract Identifier: C000033246